UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Discretionary Index ETF

April 30, 2015

1.9584802.101

T01-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 4.6%
Auto Parts & Equipment – 4.3%
American Axle & Manufacturing Holdings, Inc. (a)	6,878	$171,469
Autoliv, Inc.	8,987	1,066,937
BorgWarner, Inc.	22,586	1,337,091
Dana Holding Corp.	16,919	364,943
Delphi Automotive PLC	29,393	2,439,619
Dorman Products, Inc. (a)	3,032	141,989
Drew Industries, Inc.	2,234	126,601
Federal-Mogul Holdings Corp. Class A (a)	3,171	40,906
Fox Factory Holding Corp. (a)	2,002	30,470
Gentex Corp.	29,109	505,041
Gentherm, Inc. (a)	3,397	179,124
Johnson Controls, Inc.	66,121	3,331,176
Lear Corp.	7,879	874,805
Modine Manufacturing Co. (a)	4,913	60,381
Motorcar Parts of America, Inc. (a)	1,808	52,848
Remy International, Inc.	2,929	65,170
Standard Motor Products, Inc.	2,115	79,947
Superior Industries International, Inc.	2,145	39,897
Tenneco, Inc. (a)	6,091	356,019
Tower International, Inc. (a)	2,119	54,797
TRW Automotive Holdings Corp. (a)	10,992	1,154,819
Visteon Corp. (a)	4,187	424,562

		12,898,611

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	5,492	233,355
The Goodyear Tire & Rubber Co.	27,269	773,485

		1,006,840

TOTAL AUTO COMPONENTS		13,905,451

AUTOMOBILES – 4.5%
Automobile Manufacturers – 4.1%
Ford Motor Co.	356,286	5,629,319
General Motors Co.	127,552	4,471,973
Tesla Motors, Inc. (a)	8,716	1,970,252
Thor Industries, Inc.	4,812	289,538
Winnebago Industries, Inc.	2,758	57,118

		12,418,200

Motorcycle Manufacturers – 0.4%
Harley-Davidson, Inc.	21,285	1,196,430

TOTAL AUTOMOBILES		13,614,630

DISTRIBUTORS – 0.9%
Distributors – 0.9%
Core-Mark Holding Co., Inc.	2,309	121,707
Genuine Parts Co.	15,183	1,364,193
LKQ Corp. (a)	30,102	814,861
Pool Corp.	4,318	280,195
Weyco Group, Inc.	789	22,487

TOTAL DISTRIBUTORS		2,603,443

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.4%
Education Services – 0.6%
2U, Inc. (a)	1,837	$48,883
American Public Education, Inc. (a)	1,766	49,254
Apollo Group, Inc. Class A (non-vtg.) (a)	9,748	163,620
Bridgepoint Education, Inc. (a)	1,769	15,514
Bright Horizons Family Solutions, Inc. (a)	3,710	186,539
Capella Education Co.	1,117	60,351
Career Education Corp. (a)	6,327	26,573
Chegg, Inc. (a)	5,569	41,378
DeVry Education Group, Inc.	5,763	174,273
Graham Holdings Co. Class B	454	464,410
Grand Canyon Education, Inc. (a)	4,444	201,224
Houghton Mifflin Harcourt Co. (a)	14,151	323,492
ITT Educational Services, Inc. (a)	1,949	10,291
K12, Inc. (a)	3,342	54,040
Strayer Education, Inc. (a)	1,111	56,350
Universal Technical Institute, Inc.	2,254	19,046

		1,895,238

Specialized Consumer Services – 0.8%
Ascent Capital Group, Inc. Class A (a)	1,252	50,130
H&R Block, Inc.	27,333	826,550
LifeLock, Inc. (a)	4,710	68,813
Outerwall, Inc.	1,628	108,148
Regis Corp. (a)	5,516	91,124
Service Corp. International	20,620	570,762
ServiceMaster Global Holdings, Inc. (a)	8,067	278,796
Sotheby’s Class A	5,870	250,708
Steiner Leisure Ltd. (a)	1,318	63,580
Weight Watchers International, Inc. (a)	3,055	26,120

		2,334,731

TOTAL DIVERSIFIED CONSUMER SERVICES		4,229,969

HOTELS, RESTAURANTS & LEISURE – 14.8%
Casinos & Gaming – 1.5%
Boyd Gaming Corp. (a)	7,660	101,112
Caesars Acquisition Co. (a)	3,966	24,906
Caesars Entertainment Corp. (a)	5,279	50,098
Churchill Downs, Inc.	1,306	155,636
Isle of Capri Casinos, Inc. (a)	2,359	33,545
Las Vegas Sands Corp.	39,812	2,105,259
MGM Resorts International (a)	39,040	825,696
Penn National Gaming, Inc. (a)	7,087	113,959
Pinnacle Entertainment, Inc. (a)	383	14,079
Scientific Games Corp. Class A (a)	5,269	66,758
Wynn Resorts Ltd.	8,055	894,669

		4,385,717

Hotels, Resorts & Cruise Lines – 3.3%
Belmond Ltd. (a)	9,405	115,870
Carnival Corp.	38,252	1,681,940
Choice Hotels International, Inc.	3,192	191,105
Diamond Resorts International Inc. (a)	4,842	154,992
Extended Stay America, Inc.	6,125	124,093

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Hilton Worldwide Holdings, Inc. (a)	39,132	$1,133,263
Interval Leisure Group, Inc.	4,016	99,557
La Quinta Holdings, Inc. (a)	9,085	218,767
Marcus Corp.	1,758	34,052
Marriott International, Inc. Class A	22,509	1,801,845
Marriott Vacations Worldwide Corp.	2,769	227,640
Norwegian Cruise Line Holdings Ltd. (a)	11,347	550,443
Royal Caribbean Cruises Ltd.	16,590	1,129,115
Starwood Hotels & Resorts Worldwide, Inc.	17,736	1,524,409
Wyndham Worldwide Corp.	12,248	1,045,979

		10,033,070

Leisure Facilities – 0.4%
ClubCorp Holdings Inc.	3,338	73,069
International Speedway Corp. Class A	2,734	99,408
Intrawest Resorts Holdings Inc. (a)	1,965	19,807
Life Time Fitness, Inc. (a)	3,716	265,694
SeaWorld Entertainment, Inc.	7,273	154,188
Six Flags Entertainment Corp.	6,521	306,617
Vail Resorts, Inc.	3,612	358,347

		1,277,130

Restaurants – 9.6%
Biglari Holdings, Inc. (a)	168	61,406
BJ’s Restaurants, Inc. (a)	2,342	109,606
Bloomin’ Brands, Inc.	12,378	280,485
Bob Evans Farms, Inc.	2,371	102,000
Bravo Brio Restaurant Group, Inc. (a)	1,163	17,131
Brinker International, Inc.	6,347	351,433
Buffalo Wild Wings, Inc. (a)	1,888	300,758
Chipotle Mexican Grill, Inc. (a)	3,080	1,913,727
Chuys Holdings, Inc. (a)	1,632	36,916
Cracker Barrel Old Country Store, Inc.	1,910	253,037
Darden Restaurants, Inc.	13,179	840,425
Del Frisco’s Restaurant Group, Inc. (a)	2,367	47,742
Denny’s Corp. (a)	8,607	89,599
DineEquity, Inc.	1,700	163,931
Domino’s Pizza, Inc.	5,481	591,126
Dunkin’ Brands Group, Inc.	10,407	542,309
El Pollo Loco Holdings, Inc. (a)	1,380	36,128
Fiesta Restaurant Group, Inc. (a)	2,556	129,206
Jack in the Box, Inc.	3,838	333,023
Krispy Kreme Doughnuts, Inc. (a)	6,520	116,056
McDonald’s Corp.	96,646	9,331,171
Noodles & Co. (a)	1,940	38,839
Panera Bread Co. Class A (a)	2,550	465,324
Papa John’s International, Inc.	3,025	185,644
Popeyes Louisiana Kitchen, Inc. (a)	2,364	131,628
Potbelly Corp. (a)	1,574	23,626
Red Robin Gourmet Burgers, Inc. (a)	1,344	100,921
Ruby Tuesday, Inc. (a)	6,302	45,879
Ruth’s Hospitality Group, Inc.	3,546	51,594

	Shares	Value
Sonic Corp.	5,025	$143,966
Starbucks Corp.	148,596	7,367,390
Texas Roadhouse, Inc. Class A	6,598	221,693
The Cheesecake Factory, Inc.	4,698	235,511
Wendy’s Co.	27,443	277,723
Yum! Brands, Inc.	43,421	3,732,469
Zoe’s Kitchen, Inc. (a)	1,744	53,419

		28,722,841

TOTAL HOTELS, RESTAURANTS & LEISURE		44,418,758

HOUSEHOLD DURABLES – 4.2%
Consumer Electronics – 0.5%
Garmin Ltd.	11,407	515,482
Harman International Industries, Inc.	6,811	888,018
Universal Electronics, Inc. (a)	1,576	85,010

		1,488,510

Home Furnishings – 0.7%
Ethan Allen Interiors, Inc.	2,606	63,117
La-Z-Boy, Inc.	5,171	135,532
Leggett & Platt, Inc.	13,664	580,310
Mohawk Industries, Inc. (a)	6,156	1,068,066
Tempur Sealy International, Inc. (a)	6,089	370,881

		2,217,906

Homebuilding – 1.6%
Beazer Homes U.S.A., Inc. (a)	2,736	47,907
Cavco Industries, Inc. (a)	824	54,030
D.R. Horton, Inc.	32,599	828,015
Hovnanian Enterprises, Inc. Class A (a)	11,840	36,941
Installed Building Products, Inc. (a)	1,969	40,975
KB Home	8,250	119,543
Lennar Corp. Class A	17,290	791,882
LGI Homes, Inc. (a)	1,618	26,648
M.D.C. Holdings, Inc.	3,938	105,696
M/I Homes, Inc. (a)	2,525	56,964
Meritage Homes Corp. (a)	3,729	159,489
NVR, Inc. (a)	387	513,352
PulteGroup, Inc.	33,150	639,795
Ryland Group, Inc.	4,599	189,571
Standard Pacific Corp. (a)	15,421	124,910
Taylor Morrison Home Corp. Class A (a)	3,337	61,801
Toll Brothers, Inc. (a)	16,804	597,214
TRI Pointe Homes, Inc. (a)	14,568	208,031
WCI Communities, Inc. (a)	1,937	45,035
William Lyon Homes Class A (a)	1,738	37,628

		4,685,427

Household Appliances – 0.6%
Helen of Troy Ltd. (a)	2,845	249,251
iRobot Corp. (a)	2,829	91,716
NACCO Industries, Inc. Class A	460	22,531
Whirlpool Corp.	7,734	1,358,090

		1,721,588

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Housewares & Specialties – 0.8%
CSS Industries, Inc.	979	$27,745
Jarden Corp. (a)	18,152	929,019
Newell Rubbermaid, Inc.	26,908	1,026,002
Tupperware Brands Corp.	5,014	335,236

		2,318,002

TOTAL HOUSEHOLD DURABLES		12,431,433

INTERNET & CATALOG RETAIL – 10.4%
Catalog Retail – 0.5%
HSN, Inc.	3,402	212,353
Liberty Media Corp. Interactive Series A (a)	44,414	1,277,346

		1,489,699

Internet Retail – 9.9%
1-800-FLOWERS.com, Inc. Class A (a)	2,561	27,070
Amazon.com, Inc. (a)	39,090	16,487,380
Blue Nile, Inc. (a)	1,265	34,421
Expedia, Inc.	10,175	958,790
FTD Cos., Inc. (a)	1,949	55,624
Groupon, Inc. Class A (a)	43,488	300,937
Lands’ End, Inc. (a)	1,749	51,386
Liberty Media Corp. Series A (a)	13,352	556,511
Liberty TripAdvisor Holdings, Inc. (a)	7,077	210,258
Netflix, Inc. (a)	5,682	3,162,033
NutriSystem, Inc.	2,758	52,540
Orbitz Worldwide, Inc. (a)	9,034	105,879
Overstock.com, Inc. (a)	1,581	33,944
PetMed Express, Inc.	2,181	34,525
priceline.com, Inc. (a)	5,198	6,434,136
Shutterfly, Inc. (a)	3,894	174,295
TripAdvisor, Inc. (a)	11,636	936,582

		29,616,311

TOTAL INTERNET & CATALOG RETAIL		31,106,010

LEISURE PRODUCTS – 1.3%
Leisure Products – 1.3%
Arctic Cat, Inc.	1,309	46,456
Black Diamond, Inc. (a)	2,333	21,020
Brunswick Corp.	9,245	462,620
Callaway Golf Co.	7,869	76,172
Hasbro, Inc.	11,234	795,255
Leapfrog Enterprises, Inc. Class A (a)	7,547	17,056
Mattel, Inc.	33,657	947,781
Nautilus, Inc. (a)	3,180	53,456
Polaris Industries, Inc.	6,276	859,561
Smith & Wesson Holding Corp. (a)	5,333	79,275
Sturm, Ruger & Co., Inc.	1,961	107,483
Vista Outdoor, Inc. (a)	6,350	277,876

TOTAL LEISURE PRODUCTS		3,744,011

	Shares	Value
MEDIA – 27.1%
Advertising – 1.0%
Clear Channel Outdoor Holding, Inc. Class A	3,888	$44,245
Harte-Hanks, Inc.	4,728	32,103
Interpublic Group of Companies, Inc.	41,571	866,340
National CineMedia, Inc.	6,141	93,589
Omnicom Group, Inc.	24,642	1,866,878

		2,903,155

Broadcasting – 2.2%
CBS Corp. Class B (non-vtg.)	47,686	2,962,731
Cumulus Media, Inc. Class A (a)	14,643	33,386
Discovery Communications, Inc. Class A (a)	14,741	477,019
Discovery Communications, Inc. Class C (non-vtg.) (a)	27,150	820,745
Entercom Communications Corp. Class A (a)	2,427	28,833
Entravision Communications Corp.	6,308	41,254
Gray Television, Inc. (a)	5,742	76,139
Liberty Media Corp. (a)	20,448	776,002
Liberty Media Corp. Class A (a)	9,387	360,273
Media General, Inc. (a)	8,127	137,265
Nexstar Broadcasting Group, Inc. Class A	3,087	180,466
Scripps Networks Interactive, Inc. Class A	7,658	534,988
Sinclair Broadcast Group, Inc. Class A	6,610	202,530

		6,631,631

Cable & Satellite – 11.2%
AMC Networks, Inc. Class A (a)	6,055	456,789
Cablevision Systems Corp. – NY Group Class A	19,653	392,667
Charter Communications, Inc. Class A (a)	7,598	1,421,282
Comcast Corp. Class A	213,575	12,336,092
Comcast Corp. Class A (special) (non-vtg.)	41,346	2,381,116
DIRECTV (a)	47,351	4,294,972
DISH Network Corp. Class A (a)	22,094	1,494,880
Liberty Broadband Corp. Class A (a)	2,345	127,193
Liberty Broadband Corp. Class C (a)	6,640	360,286
Liberty Global PLC Series A (a)	24,620	1,283,687
Liberty Global PLC Series C (a)	63,107	3,183,748
Loral Space & Communications Ltd. (a)	1,302	89,838
Sirius XM Holdings, Inc. (a)	245,664	970,373
Starz - Liberty Capital Series A (a)	8,048	316,528
Time Warner Cable, Inc.	27,836	4,329,055

		33,438,506

Movies & Entertainment – 11.8%
AMC Entertainment Holdings, Inc.	2,178	65,471
Carmike Cinemas, Inc. (a)	2,360	71,225
Cinemark Holdings, Inc.	10,392	443,011

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MEDIA – continued
Movies & Entertainment – continued
DreamWorks Animation SKG, Inc. Class A (a)	7,010	$182,681
Global Eagle Entertainment, Inc. (a)	3,799	48,513
Lions Gate Entertainment Corp.	10,121	313,852
Live Nation Entertainment, Inc. (a)	13,967	350,013
Regal Entertainment Group Class A	8,655	190,410
Rentrak Corp. (a)	1,021	48,395
SFX Entertainment, Inc. (a)	5,698	24,900
The Madison Square Garden Co. Class A (a)	6,381	512,394
The Walt Disney Co.	160,015	17,396,831
Time Warner, Inc.	83,254	7,027,470
Twenty-First Century Fox, Inc. Class A	134,724	4,591,394
Twenty-First Century Fox, Inc. Class B	43,620	1,454,727
Viacom, Inc. Class B (non-vtg.)	35,697	2,479,157
World Wrestling Entertainment, Inc. Class A	3,370	45,225

		35,245,669

Publishing – 0.9%
E.W. Scripps Co. Class A	5,018	116,869
Gannett Co., Inc.	22,438	770,072
John Wiley & Sons, Inc. Class A	4,749	270,123
Meredith Corp.	3,721	193,641
Morningstar, Inc.	2,002	151,932
New Media Investment Group, Inc.	4,078	94,324
News Corp. Class A (a)	37,840	597,115
Scholastic Corp.	2,823	114,727
The McClatchy Co. Class A (a)	3,518	4,890
The New York Times Co. Class A	13,390	179,292
Time, Inc.	10,847	247,637
Tribune Publishing Co.	1,937	34,033

		2,774,655

TOTAL MEDIA		80,993,616

MULTILINE RETAIL – 5.2%
Department Stores – 1.8%
Dillard’s, Inc. Class A	2,403	316,211
J.C. Penney Co., Inc. (a)	30,508	253,216
Kohl’s Corp.	20,327	1,456,430
Macy’s, Inc.	34,351	2,220,105
Nordstrom, Inc.	14,166	1,070,383
Sears Holdings Corp. (a)	3,214	128,367

		5,444,712

General Merchandise Stores – 3.4%
Big Lots, Inc.	5,605	255,420
Burlington Stores, Inc. (a)	7,407	381,979
Dollar General Corp.	30,121	2,190,098
Dollar Tree, Inc. (a)	20,423	1,560,521
Family Dollar Stores, Inc.	10,224	798,903
Fred’s, Inc. Class A	3,546	59,821

	Shares	Value
Target Corp.	60,049	$4,733,663
Tuesday Morning Corp. (a)	4,491	71,048

		10,051,453

TOTAL MULTILINE RETAIL		15,496,165

SPECIALTY RETAIL – 18.8%
Apparel Retail – 4.6%
Abercrombie & Fitch Co. Class A	6,866	154,348
Aeropostale, Inc. (a)	6,874	21,241
American Eagle Outfitters, Inc.	17,532	278,934
ANN, Inc. (a)	4,550	172,263
Ascena Retail Group, Inc. (a)	13,764	206,322
Brown Shoe Co., Inc.	4,135	122,810
Chico’s FAS, Inc.	14,569	245,633
DSW, Inc. Class A	7,331	265,895
Express, Inc. (a)	8,445	137,653
Finish Line, Inc. Class A	4,832	118,529
Foot Locker, Inc.	14,275	848,649
Francescas Holdings Corp. (a)	4,359	73,798
Gap, Inc.	23,763	941,965
Genesco, Inc. (a)	2,399	162,148
Guess?, Inc.	6,076	111,252
L Brands, Inc.	24,670	2,204,511
Ross Stores, Inc.	20,833	2,059,967
Shoe Carnival, Inc.	1,528	39,896
Stage Stores, Inc.	3,188	61,560
Stein Mart, Inc.	3,130	37,028
The Buckle, Inc.	2,941	131,757
The Cato Corp. Class A	2,623	103,189
The Children’s Place Retail Stores, Inc.	2,172	131,754
The Men’s Wearhouse, Inc.	4,111	232,641
TJX Companies, Inc.	68,765	4,438,093
Urban Outfitters, Inc. (a)	10,677	427,507
Zumiez, Inc. (a)	2,232	70,777

		13,800,120

Automotive Retail – 3.0%
Advance Auto Parts, Inc.	7,253	1,037,179
America’s Car Mart, Inc. (a)	838	43,023
Asbury Automotive Group, Inc. (a)	2,682	225,368
AutoNation, Inc. (a)	7,340	451,777
AutoZone, Inc. (a)	3,182	2,140,404
CarMax, Inc. (a)	21,395	1,457,213
CST Brands, Inc.	7,762	323,753
Group 1 Automotive, Inc.	2,189	172,887
Lithia Motors, Inc. Class A	2,380	237,357
Monro Muffler Brake, Inc.	2,996	179,430
Murphy USA, Inc. (a)	4,557	297,709
O’Reilly Automotive, Inc. (a)	10,072	2,193,984
Penske Automotive Group, Inc.	4,517	220,475
Sonic Automotive, Inc. Class A	3,353	78,293
The Pep Boys - Manny, Moe & Jack (a)	5,004	45,837

		9,104,689

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.	29,523	$1,022,972
Conn’s, Inc. (a)	2,709	75,771
GameStop Corp. Class A	11,192	431,340
Rent-A-Center, Inc.	5,314	157,294

		1,687,377

Home Improvement Retail – 7.0%
Home Depot, Inc.	130,896	14,003,254
Lowe’s Companies, Inc.	98,013	6,749,175
Lumber Liquidators Holdings, Inc. (a)	2,538	69,770
Sears Hometown & Outlet Stores, Inc. (a)	1,411	9,778
Tile Shop Holdings, Inc. (a)	2,783	36,096

		20,868,073

Homefurnishing Retail – 1.0%
Aarons, Inc. Class A	6,570	223,380
Bed Bath & Beyond, Inc. (a)	18,399	1,296,394
Haverty Furniture Companies, Inc.	2,158	46,311
Kirkland’s, Inc. (a)	1,445	34,304
Mattress Firm Holding Corp. (a)	1,569	92,697
Pier 1 Imports, Inc.	8,666	109,625
Restoration Hardware Holdings, Inc. (a)	3,160	272,297
Select Comfort Corp. (a)	5,375	165,657
Williams-Sonoma, Inc.	8,815	648,167

		2,888,832

Specialty Stores – 2.7%
Barnes & Noble, Inc. (a)	3,935	86,177
Big 5 Sporting Goods Corp.	1,995	27,212
Cabela’s, Inc. Class A (a)	4,961	261,643
Dick’s Sporting Goods, Inc.	9,422	511,238
Five Below, Inc. (a)	4,396	148,233
GNC Holdings, Inc. Class A	8,882	382,370
Hibbett Sports, Inc. (a)	2,511	117,515
MarineMax, Inc. (a)	2,537	56,017
Office Depot, Inc. (a)	51,014	470,349
Sally Beauty Holdings, Inc. (a)	15,480	483,131
Signet Jewelers Ltd.	7,565	1,014,693
Staples, Inc.	63,575	1,037,544
The Container Store Group, Inc. (a)	1,965	35,881
Tiffany & Co., Inc.	12,853	1,124,380
Tractor Supply Co.	13,506	1,162,326
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,079	918,476
Vitamin Shoppe, Inc. (a)	3,125	130,875
Winmark Corp.	251	22,593

		7,990,653

TOTAL SPECIALTY RETAIL		56,339,744

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – 6.7%
Apparel, Accessories & Luxury Goods – 4.0%
Carter’s, Inc.	5,281	$527,361
Coach, Inc.	27,382	1,046,266
Columbia Sportswear Co.	2,803	175,748
Fossil Group, Inc. (a)	4,576	384,293
G-III Apparel Group Ltd. (a)	2,018	224,361
Hanesbrands, Inc.	39,689	1,233,534
Iconix Brand Group, Inc. (a)	4,604	121,131
Kate Spade & Co. (a)	12,692	415,028
lululemon athletica, Inc. (a)	10,690	680,312
Michael Kors Holdings Ltd. (a)	20,454	1,265,285
Movado Group, Inc.	1,937	56,715
Oxford Industries, Inc.	1,503	119,413
PVH Corp.	8,203	847,780
Quiksilver, Inc. (a)	13,970	23,190
Ralph Lauren Corp.	6,102	814,068
Tumi Holdings, Inc. (a)	5,849	136,808
Under Armour, Inc. Class A (a)	16,611	1,288,183
Vera Bradley, Inc. (a)	2,337	33,279
VF Corp.	34,297	2,484,132
Vince Holding Corp. (a)	1,379	25,415

		11,902,302

Footwear – 2.7%
Crocs, Inc. (a)	8,216	108,451
Deckers Outdoor Corp. (a)	3,478	257,372
NIKE, Inc. Class B	67,908	6,712,027
Skechers U.S.A., Inc. Class A (a)	4,126	371,010
Steven Madden Ltd. (a)	5,794	226,082
Wolverine World Wide, Inc.	10,176	312,708

		7,987,650

Textiles – 0.0%
Unifi, Inc. (a)	1,574	55,547

TOTAL TEXTILES, APPAREL & LUXURY GOODS		19,945,499

TOTAL COMMON STOCKS (Cost $296,844,964)		298,828,729

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $333,129)	333,129	333,129

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $297,178,093)		299,161,858

NET OTHER ASSETS (LIABILITIES) – 0.0%		92,853

NET ASSETS – 100%		$299,254,711

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Quarterly Report	6

Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$298,828,729	$298,828,729	$—	$—
Money Market Funds	333,129	333,129	—	—

Total Investments in Securities:	$299,161,858	$299,161,858	$—	$—

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $297,255,738. Net unrealized appreciation aggregated $1,906,120, of which $10,560,025 related to appreciated investment securities and $8,653,905 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

April 30, 2015

1.9584804.101

T02-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
BEVERAGES – 20.5%
Brewers – 0.7%
Molson Coors Brewing Co. Class B	12,263	$901,453
The Boston Beer Co., Inc. Class A (a)	760	188,328

		1,089,781

Distillers & Vintners – 1.6%
Brown-Forman Corp. Class B	9,786	882,991
Constellation Brands, Inc. Class A (a)	13,434	1,557,538

		2,440,529

Soft Drinks – 18.2%
Coca-Cola Bottling Co. Consolidated	407	45,991
Coca-Cola Enterprises, Inc.	18,327	813,902
Dr Pepper Snapple Group, Inc.	15,364	1,145,847
Monster Beverage Corp. (a)	11,281	1,546,738
National Beverage Corp. (a)	927	20,718
PepsiCo, Inc.	118,038	11,227,775
The Coca-Cola Co.	310,901	12,610,145

		27,411,116

TOTAL BEVERAGES		30,941,426

CHEMICALS – 0.0%
Specialty Chemicals – 0.0%
Landec Corp. (a)	2,345	33,322

FOOD & STAPLES RETAILING – 24.8%
Drug Retail – 10.2%
CVS Health Corp.	90,428	8,978,596
Rite Aid Corp. (a)	78,216	603,046
Walgreens Boots Alliance, Inc.	68,884	5,712,550

		15,294,192

Food Distributors – 1.4%
SpartanNash Co.	2,984	90,027
Sysco Corp.	46,818	1,733,671
The Andersons, Inc.	742	31,676
The Chefs’ Warehouse, Inc. (a)	1,873	34,107
United Natural Foods, Inc. (a)	4,018	271,054

		2,160,535

Food Retail – 3.3%
Casey’s General Stores, Inc.	3,058	251,306
Ingles Markets, Inc. Class A	876	36,669
Natural Grocers by Vitamin Cottage, Inc. (a)	1,025	26,978
Sprouts Farmers Market Inc. (a)	11,592	370,770
SUPERVALU, Inc. (a)	17,380	152,770
The Fresh Market, Inc. (a)	3,254	114,346
The Kroger Co.	37,050	2,553,116
Village Super Market, Inc. Class A	573	18,296
Weis Markets, Inc.	978	43,374
Whole Foods Market, Inc.	28,513	1,361,781

		4,929,406

Hypermarkets & Super Centers – 9.9%
Costco Wholesale Corp.	34,551	4,942,521

	Shares	Value
PriceSmart, Inc.	1,621	$130,426
Wal-Mart Stores, Inc.	127,091	9,919,452

		14,992,399

TOTAL FOOD & STAPLES RETAILING		37,376,532

FOOD PRODUCTS – 19.7%
Agricultural Products – 2.8%
Alico, Inc.	284	13,283
Archer-Daniels-Midland Co.	51,047	2,495,177
Bunge Ltd.	11,504	993,600
Darling International, Inc. (a)	13,414	183,235
Fresh Del Monte Produce, Inc.	3,590	132,579
Ingredion, Inc.	5,794	460,044

		4,277,918

Packaged Foods & Meats – 16.9%
B&G Foods, Inc.	4,633	140,843
Boulder Brands, Inc. (a)	4,851	46,279
Cal-Maine Foods, Inc.	2,343	104,755
Calavo Growers, Inc.	1,183	59,919
Campbell Soup Co.	16,322	729,757
ConAgra Foods, Inc.	33,857	1,223,931
Dean Foods Co.	7,659	124,459
Diamond Foods, Inc. (a)	1,756	49,238
Farmer Bros Co. (a)	895	22,312
Flowers Foods, Inc.	15,336	342,606
General Mills, Inc.	47,913	2,651,505
Hormel Foods Corp.	11,628	631,982
J&J Snack Foods Corp.	1,203	125,509
John B Sanfilippo & Son, Inc.	693	36,043
Kellogg Co.	21,265	1,346,712
Keurig Green Mountain, Inc.	8,765	1,019,983
Kraft Foods Group, Inc.	46,560	3,945,960
Lancaster Colony Corp.	1,557	139,601
McCormick & Co., Inc. (non-vtg.)	9,374	705,862
Mead Johnson Nutrition Co.	16,052	1,539,708
Mondelez International, Inc. Class A	132,976	5,102,289
Pinnacle Foods, Inc.	8,845	358,665
Post Holdings, Inc. (a)	4,066	190,858
Sanderson Farms, Inc.	864	64,904
Seaboard Corp. (a)	27	97,200
Seneca Foods Corp. Class A (a)	615	17,724
Snyders-Lance, Inc.	4,088	120,719
The Hain Celestial Group, Inc. (a)	8,047	484,751
The Hershey Co.	12,113	1,113,427
The JM Smucker Co.	8,079	936,518
Tootsie Roll Industries, Inc.	1,866	57,809
TreeHouse Foods, Inc. (a)	3,347	271,977
Tyson Foods, Inc. Class A	24,367	962,496
WhiteWave Foods Co. Class A (a)	13,892	610,831

		25,377,132

TOTAL FOOD PRODUCTS		29,655,050

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – 18.7%
Household Products – 18.7%
Central Garden and Pet Co. Class A (a)	3,168	$31,046
Church & Dwight Co., Inc.	10,744	872,091
Colgate-Palmolive Co.	72,292	4,863,806
Energizer Holdings, Inc.	5,028	686,925
HRG Group, Inc. (a)	9,246	115,852
Kimberly-Clark Corp.	29,730	3,261,084
Spectrum Brands Holdings, Inc.	1,957	178,929
The Clorox Co.	10,323	1,095,270
The Procter & Gamble Co.	213,033	16,938,254
WD-40 Co.	1,104	89,380

TOTAL HOUSEHOLD PRODUCTS		28,132,637

PERSONAL PRODUCTS – 1.6%
Personal Products – 1.6%
Avon Products, Inc.	25,415	207,640
Elizabeth Arden, Inc. (a)	2,156	30,335
Herbalife Ltd. (a)	5,570	231,266
Inter Parfums, Inc.	1,589	47,956
Medifast, Inc. (a)	792	23,760
Nu Skin Enterprises, Inc. Class A	4,572	258,547
Revlon, Inc. Class A (a)	1,232	48,183
The Estee Lauder Cos., Inc. Class A	18,503	1,504,109
USANA Health Sciences, Inc. (a)	494	56,188

TOTAL PERSONAL PRODUCTS		2,407,984

	Shares	Value
TOBACCO – 14.4%
Tobacco – 14.4%
Altria Group, Inc.	143,917	$7,203,046
Lorillard, Inc.	29,037	2,028,525
Philip Morris International, Inc.	122,754	10,246,276
Reynolds American, Inc.	25,752	1,887,621
Universal Corp.	2,802	131,778
Vector Group Ltd.	8,531	188,962

TOTAL TOBACCO		21,686,208

TOTAL COMMON STOCKS (Cost $148,389,727)		150,233,159

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $136,342)	136,342	136,342

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $148,526,069)		150,369,501

NET OTHER ASSETS (LIABILITIES) – 0.2%		239,754

NET ASSETS – 100%		$150,609,255

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$150,233,159	$150,233,159	$—	$—
Money Market Funds	136,342	136,342	—	—

Total Investments in Securities:	$150,369,501	$150,369,501	$—	$—

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $148,722,891. Net unrealized appreciation aggregated $1,646,610, of which $5,683,354 related to appreciated investment securities and $4,036,744 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of

3	Quarterly Report

Investments (Unaudited) – continued

the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

April 30, 2015

1.9584806.101

T03-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 18.4%
Oil & Gas Drilling – 2.0%
Atwood Oceanics, Inc.	13,869	$462,947
Diamond Offshore Drilling, Inc.	15,552	520,525
Ensco PLC Class A	52,419	1,429,990
Helmerich & Payne, Inc.	24,181	1,885,393
Hercules Offshore, Inc. (a)	371	299
Nabors Industries Ltd.	58,376	974,879
Noble Corp. PLC	56,499	977,998
Paragon Offshore PLC	239	433
Parker Drilling Co. (a)	28,182	105,682
Patterson-UTI Energy, Inc.	32,931	736,008
Pioneer Energy Services Corp. (a)	14,216	105,909
Rowan Cos. PLC Class A	26,564	562,891
Transocean Partners LLC	4,761	75,414
Unit Corp. (a)	10,126	352,790

		8,191,158

Oil & Gas Equipment & Services – 16.4%
Baker Hughes, Inc.	96,293	6,592,219
Basic Energy Services, Inc. (a)	7,878	80,277
Bristow Group, Inc.	7,871	489,025
C&J Energy Services Ltd. (a)	9,482	165,461
Cameron International Corp. (a)	44,145	2,420,029
CARBO Ceramics, Inc.	4,772	211,065
CHC Group Ltd. (a)	1,025	1,220
Core Laboratories N.V.	9,817	1,288,776
Dresser-Rand Group, Inc. (a)	17,096	1,413,326
Dril-Quip, Inc. (a)	8,854	705,841
Era Group, Inc. (a)	4,420	98,036
Exterran Holdings, Inc.	13,909	515,607
FMC Technologies, Inc. (a)	52,289	2,305,945
Forum Energy Technologies, Inc. (a)	13,899	323,291
Frank’s International N.V.	8,836	183,789
Geospace Technologies Corp. (a)	3,053	65,945
Gulf Island Fabrication, Inc.	3,386	44,661
Gulfmark Offshore, Inc. Class A	402	6,034
Halliburton Co.	188,788	9,241,173
Helix Energy Solutions Group, Inc. (a)	22,531	371,311
Hornbeck Offshore Services, Inc. (a)	7,474	170,781
ION Geophysical Corp. (a)	29,619	67,531
Key Energy Services, Inc. (a)	33,291	81,230
Matrix Service Co. (a)	6,108	134,193
McDermott International, Inc. (a)	53,375	280,219
National Oilwell Varco, Inc.	95,927	5,219,388
Natural Gas Services Group, Inc. (a)	3,044	77,165
Newpark Resources, Inc. (a)	19,326	198,285
Oceaneering International, Inc.	23,487	1,294,368
Oil States International, Inc. (a)	10,844	516,066
PHI, Inc. (non-vtg.) (a)	2,726	85,405
RigNet, Inc. (a)	3,040	113,878
RPC, Inc.	14,960	238,014
Schlumberger Ltd.	286,626	27,117,686
SEACOR Holdings, Inc. (a)	4,043	293,764

	Shares	Value
Seventy Seven Energy, Inc. (a)	9,582	$48,581
Superior Energy Services, Inc.	34,034	867,867
Tesco Corp.	7,832	100,719
TETRA Technologies, Inc. (a)	18,321	132,278
Tidewater, Inc.	7,508	207,896
Weatherford International PLC (a)	172,825	2,514,604
Willbros Group, Inc. (a)	9,810	24,525

		66,307,474

TOTAL ENERGY EQUIPMENT & SERVICES		74,498,632

GAS UTILITIES – 0.6%
Gas Utilities – 0.6%
ONEOK, Inc.	46,530	2,238,093

METALS & MINING – 0.1%
Diversified Metals & Mining – 0.1%
US Silica Holdings, Inc.	12,181	454,960

OIL, GAS & CONSUMABLE FUELS – 80.7%
Coal & Consumable Fuels – 0.5%
Alpha Natural Resources, Inc. (a)	49,341	39,966
Arch Coal, Inc. (a)	47,949	46,712
Cloud Peak Energy, Inc. (a)	13,650	88,588
CONSOL Energy, Inc.	51,421	1,670,154
Peabody Energy Corp.	22,226	105,129
Solazyme, Inc. (a)	15,062	57,989
Westmoreland Coal Co. (a)	3,504	99,584

		2,108,122

Integrated Oil & Gas – 36.6%
Chevron Corp.	420,998	46,756,038
Exxon Mobil Corp.	943,104	82,398,996
Hess Corp.	60,081	4,620,229
Occidental Petroleum Corp.	173,709	13,914,091

		147,689,354

Oil & Gas Exploration & Production – 26.9%
Abraxas Petroleum Corp. (a)	22,794	86,617
Anadarko Petroleum Corp.	112,856	10,619,750
Antero Resources Corp. (a)	11,835	524,409
Apache Corp.	83,973	5,743,753
Approach Resources, Inc. (a)	8,490	74,457
Bill Barrett Corp. (a)	11,218	130,129
Bonanza Creek Energy, Inc. (a)	9,257	255,123
Cabot Oil & Gas Corp.	92,189	3,117,832
California Resources Corp.	70,414	654,850
Callon Petroleum Co. (a)	13,695	122,433
Carrizo Oil & Gas, Inc. (a)	10,644	593,190
Chesapeake Energy Corp.	118,963	1,876,046
Cimarex Energy Co.	19,452	2,419,829
Clayton Williams Energy, Inc. (a)	1,376	76,602
Cobalt International Energy, Inc. (a)	65,039	695,917
Comstock Resources, Inc.	10,949	58,796
Concho Resources, Inc. (a)	26,564	3,364,596
ConocoPhillips	274,273	18,628,622
Contango Oil & Gas Co. (a)	3,735	93,636

Quarterly Report	2

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Continental Resources, Inc. (a)	20,786	$1,093,967
Denbury Resources, Inc.	79,465	700,087
Devon Energy Corp.	86,636	5,909,442
Diamondback Energy, Inc. (a)	10,839	894,976
Eclipse Resources Corp. (a)	7,887	49,925
Emerald Oil, Inc. (a)	3,512	2,248
Energen Corp.	16,371	1,165,124
Energy XXI Bermuda Ltd.	20,363	88,986
EOG Resources, Inc.	122,086	12,080,410
EP Energy Corp. (a)	11,251	166,177
EQT Corp.	33,894	3,048,426
EXCO Resources, Inc.	38,715	79,753
Gastar Exploration, Inc. (a)	17,651	64,073
Goodrich Petroleum Corp. (a)	12,337	47,744
Gulfport Energy Corp. (a)	21,182	1,036,647
Halcon Resources Corp. (a)	25,126	37,438
Jones Energy, Inc. Class A (a)	5,783	59,334
Kosmos Energy Ltd. (a)	26,459	258,769
Laredo Petroleum Holdings, Inc. (a)	34,621	547,012
LinnCo LLC	28,621	364,918
Magnum Hunter Resources Corp. (a)	35,624	78,017
Marathon Oil Corp.	150,591	4,683,380
Matador Resources Co. (a)	17,080	473,458
Memorial Resource Development Corp. (a)	17,387	351,043
Murphy Oil Corp.	37,702	1,794,992
Newfield Exploration Co. (a)	35,686	1,400,319
Noble Energy, Inc.	86,310	4,377,643
Northern Oil and Gas, Inc. (a)	13,264	117,254
Oasis Petroleum, Inc. (a)	27,299	489,744
Parsley Energy, Inc. (a)	13,861	240,350
PDC Energy, Inc. (a)	8,787	498,574
Penn Virginia Corp. (a)	16,738	111,810
PetroQuest Energy, Inc. (a)	12,545	33,621
Pioneer Natural Resources Co.	33,229	5,741,307
QEP Resources, Inc.	38,404	864,090
Range Resources Corp.	37,714	2,397,102
Resolute Energy Corp. (a)	17,644	21,879
Rex Energy Corp. (a)	11,937	59,685
Rice Energy, Inc. (a)	5,339	131,500
Rosetta Resources, Inc. (a)	16,596	378,887
RSP Permian, Inc. (a)	10,163	294,930
Sanchez Energy Corp. (a)	11,993	176,177
SandRidge Energy, Inc. (a)	84,917	160,493
SM Energy Co.	15,217	882,129
Southwestern Energy Co. (a)	85,018	2,383,055
Stone Energy Corp. (a)	12,876	219,793
Swift Energy Co. (a)	11,576	34,959
Synergy Resources Corp. (a)	19,685	235,826
Triangle Petroleum Corp. (a)	14,606	87,198
Ultra Petroleum Corp. (a)	34,401	585,849
Vaalco Energy, Inc. (a)	2,825	6,978

	Shares	Value
W&T Offshore, Inc.	8,512	$54,732
Warren Resources, Inc. (a)	23,565	25,450
Whiting Petroleum Corp. (a)	45,557	1,727,066
WPX Energy, Inc. (a)	43,584	599,280

		108,550,613

Oil & Gas Refining & Marketing – 7.4%
Alon USA Energy, Inc.	6,449	103,764
Clean Energy Fuels Corp. (a)	16,622	164,059
CVR Energy, Inc.	4,029	161,321
Delek US Holdings, Inc.	12,260	452,639
Green Plains, Inc.	5,080	158,191
HollyFrontier Corp.	41,534	1,610,689
Marathon Petroleum Corp.	62,479	6,158,555
PBF Energy, Inc. Class A	18,764	532,522
Phillips 66	123,362	9,783,840
Renewable Energy Group, Inc. (a)	7,807	71,903
REX American Resources Corp. (a)	1,370	86,611
Tesoro Corp.	28,199	2,420,320
Valero Energy Corp.	116,192	6,611,325
Western Refining, Inc.	17,671	778,408
World Fuel Services Corp.	16,213	899,822

		29,993,969

Oil & Gas Storage & Transportation – 9.3%
Cheniere Energy, Inc. (a)	50,242	3,843,011
Enbridge Energy Management LLC (a)	11,602	428,346
EnLink Midstream LLC	9,218	324,013
Kinder Morgan, Inc.	401,127	17,228,405
SemGroup Corp. Class A	9,779	823,294
Spectra Energy Corp.	149,550	5,570,737
Targa Resources Corp.	11,849	1,243,790
The Williams Cos., Inc.	158,181	8,097,285

		37,558,881

TOTAL OIL, GAS & CONSUMABLE FUELS		325,900,939

TOTAL COMMON STOCKS (Cost $410,024,194)		403,092,624

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $405,292)	405,292	405,292

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $410,429,486)		403,497,916

NET OTHER ASSETS (LIABILITIES) – 0.1%		281,201

NET ASSETS – 100%		$403,779,117

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

3	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$403,092,624	$403,092,624	$—	$—
Money Market Funds	405,292	405,292	—	—

Total Investments in Securities:	$403,497,916	$403,497,916	$—	$—

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $411,085,154. Net unrealized depreciation aggregated $7,587,238, of which $5,817,981 related to appreciated investment securities and $13,405,219 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

April 30, 2015

1.95484808.101

T04-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BANKS – 18.9%
Diversified Banks – 9.2%
Comerica, Inc.	10,313	$488,939
Square 1 Financial, Inc. Class A (a)	1,118	28,911
US Bancorp	102,086	4,376,427
Wells Fargo & Co.	279,815	15,417,807

		20,312,084

Regional Banks – 9.7%
1st Source Corp.	775	24,118
Ameris Bancorp	1,572	39,284
Arrow Financial Corp.	773	20,144
Associated Banc-Corp	9,021	169,685
Bancfirst Corp.	429	24,762
BancorpSouth, Inc.	5,073	122,817
Bank of Hawaii Corp.	2,529	152,726
Bank of the Ozarks, Inc.	4,452	172,560
BankUnited, Inc.	5,596	183,885
Banner Corp.	1,139	51,506
BB&T Corp.	41,157	1,575,902
BBCN Bancorp, Inc.	4,330	61,443
Berkshire Hills Bancorp, Inc.	1,539	43,107
Blue Hills Bancorp, Inc. (a)	1,717	23,042
BOK Financial Corp.	1,387	90,419
Boston Private Financial Holdings, Inc.	4,709	61,923
Bryn Mawr Bank Corp.	765	23,019
Camden National Corp.	465	17,819
Capital Bank Financial Corp. Class A (a)	1,665	45,155
Cardinal Financial Corp.	1,823	37,609
Cathay General Bancorp	4,323	123,551
Centerstate Banks, Inc.	2,645	32,163
Central Pacific Financial Corp.	1,424	32,610
Chemical Financial Corp.	1,906	58,895
CIT Group, Inc.	10,591	476,913
City Holding Co.	921	42,338
City National Corp.	2,860	266,552
CoBiz Financial, Inc.	2,116	25,413
Columbia Banking System, Inc.	3,107	92,278
Commerce Bancshares, Inc.	5,021	214,447
Community Bank System, Inc.	2,370	82,832
Community Trust Bancorp, Inc.	943	30,251
ConnectOne Bancorp, Inc.	1,595	30,656
Cullen/Frost Bankers, Inc.	3,248	236,909
Customers Bancorp, Inc. (a)	1,406	35,445
CVB Financial Corp.	5,534	86,607
Eagle Bancorp, Inc. (a)	1,602	59,050
East West Bancorp, Inc.	8,214	333,406
Enterprise Financial Services Corp.	1,099	22,562
FCB Financial Holdings, Inc. Class A (a)	1,721	46,054
Fifth Third Bancorp	47,247	944,940
First BanCorp (a)	6,263	37,641
First BanCorp/NC	1,041	16,895
First Citizens BancShares, Inc. Class A	404	97,097
First Commonwealth Financial Corp.	5,322	48,004

	Shares	Value
First Community Bancshares, Inc.	912	$15,285
First Financial Bancorp	3,388	58,477
First Financial Bankshares, Inc.	2,938	85,084
First Financial Corp.	646	21,932
First Horizon National Corp.	13,580	193,515
First Interstate Bancsystem, Inc.	1,205	32,607
First Merchants Corp.	2,016	45,501
First Midwest Bancorp, Inc.	4,415	75,497
First NBC Bank Holding Co. (a)	873	30,712
First Niagara Financial Group, Inc.	20,476	186,229
First Republic Bank	7,481	436,068
FirstMerit Corp.	9,516	184,325
Flushing Financial Corp.	1,664	31,882
FNB Corp.	9,594	127,312
Fulton Financial Corp.	10,822	131,596
Glacier Bancorp, Inc.	4,312	113,578
Great Southern Bancorp, Inc.	617	24,322
Hancock Holding Co.	4,782	139,204
Hanmi Financial Corp.	1,835	39,049
Heartland Financial USA, Inc.	930	32,001
Heritage Financial Corp.	1,808	30,555
Home BancShares, Inc.	2,918	95,944
HomeTrust Bancshares, Inc. (a)	1,296	20,269
Huntington Bancshares, Inc.	46,624	506,337
Iberiabank Corp.	1,802	112,283
Independent Bank Corp.	1,386	57,824
Independent Bank Group, Inc.	529	20,367
International Bancshares Corp.	3,296	85,630
Investors Bancorp, Inc.	20,386	241,370
KeyCorp	49,614	716,922
Lakeland Bancorp, Inc.	2,281	25,889
Lakeland Financial Corp.	981	38,308
LegacyTexas Financial Group, Inc.	2,288	58,230
M&T Bank Corp.	6,807	814,594
MB Financial, Inc.	3,659	110,246
National Bank Holdings Corp. Class A	2,300	43,700
National Penn Bancshares, Inc.	7,260	75,504
NBT Bancorp, Inc.	2,597	62,718
OFG Bancorp	2,625	36,986
Old National Bancorp	6,669	91,099
Opus Bank	922	28,859
PacWest Bancorp	5,557	250,621
People’s United Financial, Inc.	17,855	269,789
Peoples Bancorp, Inc.	710	16,465
Pinnacle Financial Partners, Inc.	1,987	94,681
Popular, Inc. (a)	5,915	191,823
PrivateBancorp, Inc.	4,146	153,692
Prosperity Bancshares, Inc.	3,834	204,506
Regions Financial Corp.	78,658	773,208
Renasant Corp.	1,789	53,151
Republic Bancorp, Inc. Class A	598	14,220
S&T Bancorp, Inc.	1,704	45,838
ServisFirst Bancshares, Inc.	1,240	43,226

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Signature Bank (a)	2,888	$387,252
Simmons First National Corp. Class A	929	40,644
South State Corp.	1,393	94,334
Southside Bancshares, Inc.	1,386	37,866
State Bank Financial Corp.	1,851	37,039
Sterling Bancorp/DE	4,714	61,188
Stock Yards Bancorp, Inc.	833	28,988
SunTrust Banks, Inc.	29,846	1,238,609
Susquehanna Bancshares, Inc.	10,594	142,383
SVB Financial Group (a)	2,898	384,739
Synovus Financial Corp.	8,039	222,359
Talmer Bancorp, Inc. Class A	3,609	55,506
TCF Financial Corp.	9,172	143,634
Texas Capital Bancshares, Inc. (a)	2,628	138,390
The Bancorp, Inc. (a)	2,337	22,762
The PNC Financial Services Group, Inc.	30,043	2,755,844
Towne Bank	2,514	41,607
Trico Bancshares	1,238	28,870
TriState Capital Holdings Inc. (a)	1,588	19,850
Trustmark Corp.	3,689	87,798
UMB Financial Corp.	2,247	111,878
Umpqua Holdings Corp.	12,446	211,706
Union Bankshares Corp.	2,592	56,402
United Bankshares, Inc.	3,597	135,175
United Community Banks, Inc.	1,738	32,344
Univest Corp. of Pennsylvania	1,053	20,544
Valley National Bancorp	12,591	118,733
Washington Trust Bancorp, Inc.	837	30,986
Webster Financial Corp.	5,244	187,893
WesBanco, Inc.	1,979	62,358
Westamerica BanCorp.	1,546	67,328
Western Alliance Bancorp (a)	4,612	142,603
Wilshire Bancorp, Inc.	4,158	43,867
Wintrust Financial Corp.	2,557	124,628
Zions BanCorp.	11,613	329,054

		21,448,625

TOTAL BANKS		41,760,709

CAPITAL MARKETS – 12.7%
Asset Management & Custody Banks – 7.3%
Affiliated Managers Group, Inc. (a)	3,188	720,902
Ameriprise Financial, Inc.	10,557	1,322,581
Arlington Asset Investment Corp. Class A	892	19,339
Artisan Partners Asset Management, Inc. Class A	1,959	87,744
BlackRock, Inc.	7,546	2,746,291
Calamos Asset Management, Inc. Class A	1,192	14,745
Cohen & Steers, Inc.	1,165	44,107
Eaton Vance Corp.	6,752	277,372
Federated Investors, Inc. Class B	5,410	186,104

	Shares	Value
Financial Engines, Inc.	2,989	$126,046
Franklin Resources, Inc.	23,165	1,194,387
GAMCO Investors, Inc. Class A	295	22,807
Invesco Ltd.	24,617	1,019,636
Janus Capital Group, Inc.	8,591	153,779
Legg Mason, Inc.	5,951	313,320
Northern Trust Corp.	12,812	937,198
NorthStar Asset Management Group, Inc.	10,817	227,482
Pzena Investment Management, Inc. Class A	1,066	9,807
Safeguard Scientifics, Inc. (a)	1,222	21,984
SEI Investments Co.	8,137	371,535
State Street Corp.	23,865	1,840,469
T Rowe Price Group, Inc.	14,848	1,205,361
The Bank of New York Mellon Corp.	64,282	2,721,700
Virtus Investment Partners, Inc.	412	55,051
Waddell & Reed Financial, Inc. Class A	4,837	238,561
Walter Investment Management Corp. (a)	2,312	40,714
Westwood Holdings Group, Inc.	427	25,018
WisdomTree Investments, Inc.	6,255	119,095

		16,063,135

Diversified Capital Markets – 0.0%
HFF, Inc. Class A	1,996	78,223

Investment Banking & Brokerage – 5.4%
BGC Partners, Inc. Class A	9,902	99,367
Cowen Group, Inc. Class A (a)	6,277	35,088
E*TRADE Financial Corp. (a)	16,482	474,517
Evercore Partners, Inc. Class A	1,982	95,612
Greenhill & Co., Inc.	1,518	60,037
INTL. FCStone, Inc. (a)	943	30,270
Investment Technology Group, Inc. (a)	2,161	61,567
KCG Holdings, Inc. Class A (a)	4,629	59,436
LPL Financial Holdings, Inc.	4,619	186,931
Moelis & Co. Class A	983	26,590
Morgan Stanley	83,805	3,126,765
Oppenheimer Holdings, Inc. Class A	679	16,221
Piper Jaffray Cos. (a)	961	48,482
Raymond James Financial, Inc.	7,300	412,669
RCS Capital Corp. Class A	1,979	17,000
Stifel Financial Corp. (a)	3,636	192,126
TD Ameritrade Holding Corp.	15,618	566,152
The Charles Schwab Corp.	67,154	2,048,197
The Goldman Sachs Group, Inc.	22,366	4,393,130

		11,950,157

TOTAL CAPITAL MARKETS		28,091,515

CONSUMER FINANCE – 4.8%
Consumer Finance – 4.8%
Ally Financial, Inc. (a)	24,649	539,567
American Express Co.	53,130	4,114,918
Capital One Financial Corp.	31,749	2,566,907

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CONSUMER FINANCE – continued
Consumer Finance – continued
Cash America International, Inc.	1,674	$43,390
Credit Acceptance Corp. (a)	419	98,968
Discover Financial Services	25,936	1,503,510
Encore Capital Group, Inc. (a)	1,423	57,546
Enova International, Inc. (a)	1,530	28,320
Ezcorp, Inc. Class A (a)	3,014	27,729
First Cash Financial Services, Inc. (a)	1,631	78,843
Green Dot Corp. Class A (a)	624	10,046
Navient Corp.	23,657	462,258
Nelnet, Inc. Class A	1,518	67,961
PRA Group, Inc. (a)	2,892	158,409
SLM Corp. (a)	24,298	247,597
Springleaf Holdings, Inc. (a)	3,065	153,250
Synchrony Financial (a)	9,555	297,638
World Acceptance Corp. (a)	458	38,756

TOTAL CONSUMER FINANCE		10,495,613

DIVERSIFIED FINANCIAL SERVICES – 22.5%
Multi-Sector Holdings – 4.4%
Berkshire Hathaway, Inc. Class B (a)	65,586	9,261,399
FNFV Group (a)	5,081	75,961
Leucadia National Corp.	17,878	424,960
PICO Holdings, Inc. (a)	217	3,908

		9,766,228

Other Diversified Financial Services – 14.8%
Bank of America Corp.	597,101	9,511,819
Citigroup, Inc.	172,008	9,171,467
JPMorgan Chase & Co.	212,246	13,426,682
Voya Financial Inc.	13,068	553,299

		32,663,267

Specialized Finance – 3.3%
CBOE Holdings, Inc.	4,867	273,866
CME Group, Inc.	18,287	1,662,471
Interactive Brokers Group, Inc. Class A	2,987	101,409
Intercontinental Exchange, Inc.	6,447	1,447,545
MarketAxess Holdings, Inc.	2,163	185,693
McGraw Hill Financial, Inc.	15,513	1,618,006
Moody’s Corp.	10,753	1,156,162
MSCI, Inc.	6,161	376,992
PHH Corp. (a)	2,993	75,184
The NASDAQ OMX Group, Inc.	6,741	327,815

		7,225,143

TOTAL DIVERSIFIED FINANCIAL SERVICES		49,654,638

INSURANCE – 16.9%
Insurance Brokers – 2.0%
Aon PLC	15,492	1,490,795
Arthur J Gallagher & Co.	9,243	442,093
Brown & Brown, Inc.	6,994	223,458

	Shares	Value
eHealth, Inc. (a)	919	$11,267
Marsh & McLennan Cos., Inc.	30,919	1,736,411
Willis Group Holdings PLC	9,176	446,229

		4,350,253

Life & Health Insurance – 4.5%
Aflac, Inc.	25,764	1,624,163
American Equity Investment Life Holding Co.	4,135	111,438
Citizens, Inc. (a)	2,557	14,421
CNO Financial Group, Inc.	11,318	192,406
FBL Financial Group, Inc. Class A	673	39,216
Fidelity & Guaranty Life	733	16,404
Kansas City Life Insurance Co.	240	10,771
Lincoln National Corp.	14,887	840,967
MetLife, Inc.	55,132	2,827,720
Primerica, Inc.	3,139	145,085
Principal Financial Group, Inc.	16,764	856,976
Prudential Financial, Inc.	26,052	2,125,843
StanCorp Financial Group, Inc.	2,448	176,452
Symetra Financial Corp.	4,753	112,884
Torchmark Corp.	7,458	418,468
Unum Group	14,562	497,438

		10,010,652

Multi-line Insurance – 3.4%
American Financial Group, Inc.	4,313	272,582
American International Group, Inc.	79,868	4,495,770
Assurant, Inc.	4,064	249,773
Genworth Financial, Inc. Class A (a)	11,128	97,815
Hartford Financial Services Group, Inc.	24,718	1,007,753
HCC Insurance Holdings, Inc.	5,614	319,773
Horace Mann Educators Corp.	2,405	81,698
Kemper Corp.	2,409	90,747
Loews Corp.	19,325	804,693

		7,420,604

Property & Casualty Insurance – 5.9%
ACE Ltd.	18,952	2,027,674
Allied World Assurance Co. Holdings AG	5,525	227,298
Ambac Financial Group, Inc. (a)	1,379	31,731
AMERISAFE, Inc.	1,109	50,116
Amtrust Financial Services, Inc.	1,984	117,988
Arch Capital Group Ltd. (a)	7,447	451,884
Argo Group International Holdings Ltd.	1,665	81,568
Aspen Insurance Holdings Ltd.	3,666	171,312
Assured Guaranty Ltd.	8,979	233,364
Axis Capital Holdings Ltd.	5,625	292,837
Baldwin & Lyons, Inc. Class B	549	12,457
Cincinnati Financial Corp.	8,866	448,974
Donegal Group, Inc. Class A	612	9,247
EMC Insurance Group, Inc.	398	13,787
Employers Holdings, Inc.	1,816	44,329
Federated National Holding Co.	796	22,925
First American Financial Corp.	6,181	215,037

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
FNF Group	14,232	$512,210
Global Indemnity PLC (a)	555	15,235
HCI Group, Inc.	522	22,749
Hilltop Holdings, Inc. (a)	4,267	85,809
Infinity Property & Casualty Corp.	678	50,274
MBIA, Inc. (a)	8,315	72,756
Meadowbrook Insurance Group, Inc.	2,872	24,527
National Interstate Corp.	456	12,777
Old Republic International Corp.	14,209	217,256
OneBeacon Insurance Group Ltd. Class A	1,243	18,744
ProAssurance Corp.	3,297	148,200
RLI Corp.	2,245	111,487
Safety Insurance Group, Inc.	760	44,194
Selective Insurance Group, Inc.	3,270	88,094
State Auto Financial Corp.	1,067	25,203
Stewart Information Services Corp.	1,195	43,618
The Allstate Corp.	23,980	1,670,447
The Chubb Corp.	13,492	1,326,938
The Hanover Insurance Group, Inc.	2,531	173,551
The Navigators Group, Inc. (a)	658	51,357
The Progressive Corp.	32,017	853,573
The Travelers Cos., Inc.	18,935	1,914,518
United Fire Group, Inc.	1,298	38,771
Universal Insurance Holdings Inc.	1,758	42,227
WR Berkley Corp.	6,175	302,513
XL Group PLC	17,359	643,672

		12,963,228

Reinsurance – 1.1%
Alleghany Corp. (a)	930	440,374
Endurance Specialty Holdings Ltd.	2,578	155,660
Enstar Group Ltd. (a)	680	96,587
Everest Re Group Ltd.	2,596	464,450
Greenlight Capital Re Ltd. (a)	1,784	54,216
Maiden Holdings Ltd.	3,296	47,891
Montpelier Re Holdings Ltd.	2,377	90,587
PartnerRe Ltd.	2,557	327,296
Reinsurance Group of America, Inc.	3,940	360,983
RenaissanceRe Holdings Ltd.	2,665	273,136
Third Point Reinsurance Ltd. (a)	3,322	44,780
Validus Holdings Ltd.	4,866	203,545

		2,559,505

TOTAL INSURANCE		37,304,242

REAL ESTATE INVESTMENT TRUSTS (REITS) – 21.9%
Diversified REIT’s – 1.7%
American Realty Capital Properties, Inc.	51,553	465,524
Cousins Properties, Inc.	12,019	117,065
Duke Realty Corp.	19,529	386,869
Empire State Realty Trust, Inc. Class A	5,399	97,182
First Potomac Realty Trust	3,383	36,266

	Shares	Value
Investors Real Estate Trust	6,868	$49,243
Lexington Realty Trust	11,885	110,174
Liberty Property Trust	8,499	296,105
NorthStar Realty Finance Corp.	18,846	353,551
One Liberty Properties, Inc.	808	18,164
PS Business Parks, Inc.	1,170	89,329
RAIT Financial Trust	4,706	30,495
Select Income REIT	2,277	52,804
Spirit Realty Capital, Inc.	24,970	281,911
Vornado Realty Trust	9,680	1,001,783
Washington Real Estate Investment Trust	3,869	95,642
Winthrop Realty Trust	2,004	32,986
WP Carey, Inc.	5,364	340,507

		3,855,600

Health Care REIT’s – 0.2%
CareTrust REIT Inc.	1,635	20,421
Healthcare Trust of America, Inc. Class A	7,073	183,120
New Senior Investment Group, Inc.	4,035	65,206
Physicians Realty Trust	3,729	61,901

		330,648

Hotel & Resort REIT’s – 0.0%
Chatham Lodging Trust	2,197	60,725

Industrial REIT’s – 0.8%
DCT Industrial Trust, Inc.	5,048	166,786
EastGroup Properties, Inc.	1,839	105,191
First Industrial Realty Trust, Inc.	6,360	125,483
Monmouth Real Estate Investment Corp. Class A	3,112	32,147
Prologis, Inc.	28,587	1,149,197
STAG Industrial, Inc.	3,691	80,206

		1,659,010

Mortgage REIT’s – 1.5%
AG Mortgage Investment Trust, Inc.	1,656	31,828
Altisource Residential Corp.	3,350	64,153
American Capital Agency Corp.	20,162	416,043
American Capital Mortgage Investment Corp.	2,943	51,620
Annaly Capital Management, Inc.	54,145	545,240
Anworth Mortgage Asset Corp.	7,179	36,469
Apollo Commercial Real Estate Finance, Inc.	2,838	48,501
Apollo Residential Mortgage, Inc.	1,858	29,468
ARMOUR Residential REIT, Inc.	20,285	60,855
Blackstone Mortgage Trust, Inc. Class A	4,469	137,332
Capstead Mortgage Corp.	5,520	64,308
Chimera Investment Corp.	11,803	179,288
Colony Financial, Inc.	6,370	165,047
CYS Investments, Inc.	9,276	82,742
Dynex Capital, Inc.	3,145	25,160
Hatteras Financial Corp.	5,552	100,269
Invesco Mortgage Capital, Inc.	7,178	110,541
iStar Financial, Inc. (a)	4,632	62,717

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REIT’s – continued
MFA Financial, Inc.	21,248	$165,097
New Residential Investment Corp.	10,904	185,804
New York Mortgage Trust, Inc.	6,068	47,391
Newcastle Investment Corp.	3,783	20,163
PennyMac Mortgage Investment Trust	1,036	21,704
Redwood Trust, Inc.	4,829	83,011
Resource Capital Corp.	7,509	33,115
Starwood Property Trust, Inc.	12,794	307,184
Two Harbors Investment Corp.	20,895	219,398
Western Asset Mortgage Capital Corp.	2,416	35,298

		3,329,746

Office REIT’s – 2.4%
Alexandria Real Estate Equities, Inc.	4,127	381,252
BioMed Realty Trust, Inc.	11,154	231,445
Boston Properties, Inc.	8,770	1,160,359
Brandywine Realty Trust	10,187	148,526
CoreSite Realty Corp.	1,326	63,754
Corporate Office Properties Trust	5,342	140,975
CyrusOne, Inc.	2,158	70,092
Digital Realty Trust, Inc.	7,755	491,745
Douglas Emmett, Inc.	7,905	225,293
DuPont Fabros Technology, Inc.	3,755	116,968
Equity Commonwealth (a)	6,662	167,949
Franklin Street Properties Corp.	5,172	61,081
Government Properties Income Trust	3,458	72,065
Gramercy Property Trust, Inc.	3,190	87,215
Highwoods Properties, Inc.	5,228	225,013
Hudson Pacific Properties, Inc.	4,060	122,450
Kilroy Realty Corp.	4,813	341,675
Mack-Cali Realty Corp.	4,900	87,955
New York REIT, Inc.	9,371	92,585
Parkway Properties, Inc./MD	4,435	72,157
Piedmont Office Realty Trust, Inc. Class A	8,898	155,537
QTS Realty Trust, Inc. Class A	1,280	46,426
SL Green Realty Corp.	5,530	676,651

		5,239,168

Residential REIT’s – 3.0%
American Campus Communities, Inc.	6,046	242,686
American Homes 4 Rent Class A	9,077	153,311
American Residential Properties, Inc. (a)	1,866	35,006
Apartment Investment & Management Co. Class A	8,837	333,420
Associated Estates Realty Corp.	3,369	96,016
AvalonBay Communities, Inc.	7,488	1,230,578
Camden Property Trust	4,947	371,421
Campus Crest Communities, Inc.	3,863	24,453
Education Realty Trust, Inc.	1,494	50,228
Equity Lifestyle Properties, Inc.	4,602	243,078
Equity Residential	19,666	1,452,531
Essex Property Trust, Inc.	3,665	813,447

	Shares	Value
Home Properties, Inc.	3,286	$241,718
Mid-America Apartment Communities, Inc.	4,319	322,241
Post Properties, Inc.	3,121	178,428
Silver Bay Realty Trust Corp.	1,907	29,501
Starwood Waypoint Residential Trust	2,330	59,974
Sun Communities, Inc.	2,575	159,804
UDR, Inc.	14,619	479,065

		6,516,906

Retail REIT’s – 4.4%
Acadia Realty Trust	3,945	121,900
Agree Realty Corp.	1,014	31,211
Alexander’s, Inc.	130	56,059
Brixmor Property Group, Inc.	10,196	239,096
CBL & Associates Properties, Inc.	9,814	176,750
Cedar Realty Trust, Inc.	4,322	30,211
DDR Corp.	17,430	297,181
Equity One, Inc.	3,844	94,678
Excel Trust, Inc.	3,507	55,586
Federal Realty Investment Trust	3,898	521,046
General Growth Properties, Inc.	30,273	829,480
Getty Realty Corp.	1,575	27,358
Inland Real Estate Corp.	5,192	53,426
Kimco Realty Corp.	23,455	565,265
Kite Realty Group Trust	4,831	126,572
National Retail Properties, Inc.	7,516	288,614
Pennsylvania Real Estate Investment Trust	3,962	89,581
Ramco-Gershenson Properties Trust	4,470	78,135
Realty Income Corp.	12,688	595,955
Regency Centers Corp.	5,296	332,483
Retail Opportunity Investments Corp.	5,177	86,870
Retail Properties of America, Inc. Class A	13,507	204,091
Rouse Properties, Inc.	1,978	34,556
Saul Centers, Inc.	728	36,633
Simon Property Group, Inc.	17,738	3,219,270
Tanger Factory Outlet Centers	5,485	184,186
Taubman Centers, Inc.	3,291	236,985
The Macerich Co.	8,055	658,577
Urban Edge Properties	4,838	109,484
Urstadt Biddle Properties, Inc. Class A	1,360	28,220
Weingarten Realty Investors	6,663	218,280
WP GLIMCHER, Inc.	10,563	158,445

		9,786,184

Specialized REIT’s – 7.9%
American Tower Corp.	24,003	2,269,004
Ashford Hospitality Prime, Inc.	1,721	26,951
Ashford Hospitality Trust, Inc.	5,670	51,370
CatchMark Timber Trust, Inc. Class A	2,002	23,223
Chesapeake Lodging Trust	3,364	106,807
Communications Sales & Leasing, Inc. (a)	6,871	206,680
Corrections Corp. of America	6,678	245,684
Crown Castle International Corp.	19,073	1,593,168

Quarterly Report	6

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Specialized REIT’s – continued
CubeSmart	9,335	$215,358
DiamondRock Hospitality Co.	11,181	151,614
EPR Properties	3,240	186,851
Extra Space Storage, Inc.	6,329	417,271
FelCor Lodging Trust, Inc.	7,623	84,692
Gaming and Leisure Properties, Inc.	5,201	185,676
HCP, Inc.	26,236	1,057,048
Health Care REIT, Inc.	19,818	1,427,292
Healthcare Realty Trust, Inc.	5,581	142,874
Hersha Hospitality Trust	11,849	76,189
Hospitality Properties Trust	8,582	258,147
Host Hotels & Resorts, Inc.	43,382	873,713
Iron Mountain, Inc.	9,445	325,758
Lamar Advertising Co. Class A	4,732	274,267
LaSalle Hotel Properties	6,381	234,119
LTC Properties, Inc.	2,020	87,789
Medical Properties Trust, Inc.	11,693	163,468
National Health Investors, Inc.	1,907	127,235
Omega Healthcare Investors, Inc.	9,270	334,554
Outfront Media, Inc.	6,839	196,416
Pebblebrook Hotel Trust	4,061	174,379
Plum Creek Timber Co., Inc.	10,111	426,684
Potlatch Corp.	2,323	85,742
Public Storage	8,394	1,577,317
Rayonier, Inc.	7,267	185,963
RLJ Lodging Trust	7,576	224,780
Ryman Hospitality Properties, Inc.	2,625	151,305
Sabra Health Care REIT, Inc.	3,129	93,494
Senior Housing Properties Trust	13,228	270,777
Sovran Self Storage, Inc.	1,910	166,819
Strategic Hotels & Resorts, Inc. (a)	14,521	169,896
Summit Hotel Properties, Inc.	5,078	66,877
Sunstone Hotel Investors, Inc.	11,872	184,966
The Geo Group, Inc.	4,217	164,463
Universal Health Realty Income Trust	294	14,600
Ventas, Inc.	17,998	1,240,062
Weyerhaeuser Co.	30,045	946,718

		17,488,060

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		48,266,047

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.1%
Diversified Real Estate Activities – 0.1%
Alexander & Baldwin, Inc.	2,677	108,365
Tejon Ranch Co. (a)	902	22,279
The St Joe Co. (a)	2,259	39,420

		170,064

Real Estate Development – 0.2%
Forestar Group, Inc. (a)	1,302	19,217
The Howard Hughes Corp. (a)	2,061	305,997

		325,214

	Shares	Value
Real Estate Operating Companies – 0.1%
Forest City Enterprises, Inc. Class A (a)	8,872	$210,799

Real Estate Services – 0.7%
Altisource Portfolio Solutions S.A. (a)	809	19,618
CBRE Group, Inc. Class A (a)	17,153	657,646
Jones Lang LaSalle, Inc.	2,572	427,106
Kennedy-Wilson Holdings, Inc.	4,422	109,577
Marcus & Millichap, Inc. (a)	460	16,275
Realogy Holdings Corp. (a)	8,344	395,589

		1,625,811

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,331,888

THRIFTS & MORTGAGE FINANCE – 1.1%
Thrifts & Mortgage Finance – 1.1%
Astoria Financial Corp.	5,230	68,879
Bank Mutual Corp.	2,680	19,269
Beneficial Bancorp, Inc. (a)	4,724	54,798
BofI Holding, Inc. (a)	716	65,736
Brookline Bancorp, Inc.	4,037	43,478
Capitol Federal Financial, Inc.	7,698	92,376
Dime Community Bancshares, Inc.	1,691	26,921
Essent Group Ltd. (a)	3,220	80,339
EverBank Financial Corp.	4,633	86,035
Federal Agricultural Mortgage Corp. Class C	598	18,801
Flagstar Bancorp, Inc. (a)	1,332	22,884
HomeStreet, Inc. (a)	770	15,924
Hudson City Bancorp, Inc.	27,380	254,634
Ladder Capital Corp. Class A	2,120	37,185
LendingTree, Inc. (a)	398	21,902
MGIC Investment Corp. (a)	18,614	193,958
Nationstar Mortgage Holdings, Inc. (a)	2,473	62,072
New York Community Bancorp, Inc.	25,314	435,148
Northfield Bancorp, Inc.	3,077	44,401
Northwest Bancshares, Inc.	5,267	64,837
Ocwen Financial Corp. (a)	6,129	52,035
Oritani Financial Corp.	2,217	33,033
Provident Financial Services, Inc.	3,484	62,712
Radian Group, Inc.	10,927	195,156
TFS Financial Corp.	5,375	78,583
TrustCo Bank Corp.	5,416	36,125
United Financial Bancorp, Inc.	2,888	36,822
Walker & Dunlop, Inc. (a)	1,226	23,466
Washington Federal, Inc.	5,678	122,645
Waterstone Financial, Inc.	2,060	26,244
WSFS Financial Corp.	518	36,866

TOTAL THRIFTS & MORTGAGE FINANCE		2,413,264

TOTAL COMMON STOCKS (Cost $221,376,280)		220,317,916

7	Quarterly Report

Investments (Unaudited) – continued

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $257,142)	257,142	$257,142

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $221,633,422)		220,575,058

NET OTHER ASSETS (LIABILITIES) – (0.0)%		(51,781)

NET ASSETS – 100%		$220,523,277

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$220,317,916	$220,317,916	$—	$—
Money Market Funds	257,142	257,142	—	—

Total Investments in Securities:	$220,575,058	$220,575,058	$—	$—

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $221,663,836. Net unrealized depreciation aggregated $1,088,778, of which $4,742,698 related to appreciated investment securities and $5,831,476 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

April 30, 2015

1.9584810.101

T05-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 22.8%
Biotechnology – 22.8%
ACADIA Pharmaceuticals, Inc. (a)	14,732	$503,392
Acceleron Pharma, Inc. (a)	2,631	72,747
Achillion Pharmaceuticals, Inc. (a)	13,693	119,814
Acorda Therapeutics, Inc. (a)	7,155	215,151
Aegerion Pharmaceuticals, Inc. (a)	5,559	129,302
Agios Pharmaceuticals, Inc. (a)	3,651	337,133
Akebia Therapeutics, Inc. (a)	40	307
Alexion Pharmaceuticals, Inc. (a)	35,226	5,961,296
Alkermes PLC (a)	26,230	1,452,355
Alnylam Pharmaceuticals, Inc. (a)	13,465	1,371,680
AMAG Pharmaceuticals, Inc. (a)	1,532	78,086
Amgen, Inc.	135,043	21,324,640
Amicus Therapeutics, Inc. (a)	13,492	135,729
Anacor Pharmaceuticals, Inc. (a)	6,651	350,441
Arena Pharmaceuticals, Inc. (a)	34,052	148,467
Ariad Pharmaceuticals, Inc. (a)	32,838	284,705
Array BioPharma, Inc. (a)	23,559	147,244
Arrowhead Research Corp. (a)	12,436	85,808
Auspex Pharmaceuticals, Inc. (a)	3,249	327,792
Avalanche Biotechnologies, Inc. (a)	3,062	97,555
BioCryst Pharmaceuticals, Inc. (a)	11,716	108,842
Biogen Idec, Inc. (a)	41,949	15,685,990
BioMarin Pharmaceutical, Inc. (a)	28,050	3,143,002
Bluebird Bio, Inc. (a)	4,774	635,849
Celgene Corp. (a)	142,010	15,345,601
Celldex Therapeutics, Inc. (a)	17,833	427,992
Cepheid, Inc. (a)	12,642	709,216
Chimerix, Inc. (a)	4,604	156,536
Clovis Oncology, Inc. (a)	4,005	321,842
CTI BioPharma Corp. (a)	6,174	10,990
Dyax Corp. (a)	24,438	584,313
Dynavax Technologies Corp. (a)	5,377	108,158
Emergent Biosolutions, Inc. (a)	6,242	185,325
Enanta Pharmaceuticals, Inc. (a)	1,258	43,074
Epizyme, Inc. (a)	1,919	31,299
Esperion Therapeutics, Inc. (a)	2,021	192,258
Exact Sciences Corp. (a)	10,854	226,849
Exelixis, Inc. (a)	48,489	124,617
Foundation Medicine, Inc. (a)	354	16,111
Genomic Health, Inc. (a)	2,972	80,452
Geron Corp. (a)	36,075	130,591
Gilead Sciences, Inc. (a)	268,417	26,978,593
Halozyme Therapeutics, Inc. (a)	21,307	316,835
Hyperion Therapeutics, Inc. (a)	1,434	65,907
ImmunoGen, Inc. (a)	18,877	156,113
Immunomedics, Inc. (a)	19,382	69,775
Incyte Corp. Ltd. (a)	27,394	2,661,601
Infinity Pharmaceuticals, Inc. (a)	8,821	111,762
Inovio Pharmaceuticals, Inc. (a)	385	3,142
Insmed, Inc. (a)	9,143	183,226
Insys Therapeutics, Inc. (a)	2,228	117,126
Intercept Pharmaceuticals, Inc. (a)	2,971	751,098

	Shares	Value
Intrexon Corp. (a)	7,509	$291,574
Ironwood Pharmaceuticals, Inc. (a)	22,046	301,148
Isis Pharmaceuticals, Inc. (a)	21,373	1,212,277
Karyopharm Therapeutics, Inc. (a)	3,879	105,354
Keryx Biopharmaceuticals, Inc. (a)	19,217	204,853
Kite Pharma, Inc. (a)	4,634	233,461
KYTHERA Biopharmaceuticals, Inc. (a)	2,302	100,574
Lexicon Pharmaceuticals, Inc. (a)	79,251	79,251
Ligand Pharmaceuticals, Inc. Class B (a)	2,975	230,979
MacroGenics, Inc. (a)	3,923	112,237
MannKind Corp. (a)	42,439	182,063
Medivation, Inc. (a)	13,858	1,673,215
Merrimack Pharmaceuticals, Inc. (a)	18,344	203,618
MiMedx Group, Inc. (a)	16,833	158,230
Momenta Pharmaceuticals, Inc. (a)	10,068	175,687
Myriad Genetics, Inc. (a)	13,488	445,509
Neurocrine Biosciences, Inc. (a)	14,554	496,146
NewLink Genetics Corp. (a)	3,291	146,779
Novavax, Inc. (a)	43,070	332,931
OncoMed Pharmaceuticals, Inc. (a)	2,070	49,639
Ophthotech Corp. (a)	2,123	96,129
Opko Health, Inc. (a)	43,785	602,482
Orexigen Therapeutics, Inc. (a)	23,381	153,613
Organovo Holdings, Inc. (a)	14,841	67,378
Osiris Therapeutics, Inc. (a)	3,947	59,876
Otonomy, Inc. (a)	1,730	45,395
PDL BioPharma, Inc.	28,348	189,081
Pharmacyclics, Inc. (a)	10,798	2,766,448
Portola Pharmaceuticals, Inc. (a)	8,176	291,801
Prothena Corp. PLC (a)	5,019	162,666
PTC Therapeutics, Inc. (a)	3,780	222,075
Puma Biotechnology, Inc. (a)	4,727	853,602
Radius Health, Inc. (a)	2,872	102,932
Raptor Pharmaceutical Corp. (a)	11,448	115,854
Receptos, Inc. (a)	4,426	652,127
Regeneron Pharmaceuticals, Inc. (a)	14,123	6,460,708
Repligen Corp. (a)	5,622	165,905
Sage Therapeutics, Inc. (a)	1,260	66,780
Sangamo Biosciences, Inc. (a)	13,167	162,876
Sarepta Therapeutics, Inc. (a)	8,136	99,259
Seattle Genetics, Inc. (a)	18,895	648,854
Spectrum Pharmaceuticals, Inc. (a)	394	2,226
Synageva BioPharma Corp. (a)	4,696	431,844
Synergy Pharmaceuticals, Inc. (a)	19,821	69,373
Synta Pharmaceuticals Corp. (a)	20,379	45,853
TESARO, Inc. (a)	4,828	262,981
TG Therapeutics, Inc. (a)	4,453	62,164
Theravance, Inc.	17,377	282,376
Ultragenyx Pharmaceutical, Inc. (a)	4,331	244,398
United Therapeutics Corp. (a)	8,494	1,356,407
Vanda Pharmaceuticals, Inc. (a)	7,976	72,980
Versartis, Inc. (a)	3,118	53,255
Vertex Pharmaceuticals, Inc. (a)	42,800	5,276,384
Vital Therapies, Inc. (a)	2,649	64,397

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
XOMA Corp. (a)	3,368	$10,104
Zafgen, Inc. (a)	1,324	41,203
ZIOPHARM Oncology, Inc. (a)	17,170	151,268

TOTAL BIOTECHNOLOGY		131,976,308

HEALTH CARE EQUIPMENT & SUPPLIES – 15.8%
Health Care Equipment – 14.5%
Abaxis, Inc.	3,674	235,136
Abbott Laboratories	268,452	12,461,542
ABIOMED, Inc. (a)	7,251	458,408
Accuray, Inc. (a)	17,333	140,917
Analogic Corp.	2,251	190,209
AngioDynamics, Inc. (a)	5,635	94,048
AtriCure, Inc. (a)	2,663	58,613
Baxter International, Inc.	97,242	6,684,415
Becton Dickinson and Co.	37,557	5,290,655
Boston Scientific Corp. (a)	238,425	4,248,733
Cantel Medical Corp.	6,656	298,122
Cardiovascular Systems, Inc. (a)	5,475	171,368
CONMED Corp.	4,963	249,291
CR Bard, Inc.	13,489	2,246,998
Cyberonics, Inc. (a)	5,098	310,519
Cynosure, Inc. Class A (a)	3,697	123,554
DexCom, Inc. (a)	13,815	933,480
Edwards Lifesciences Corp. (a)	19,127	2,422,435
Exactech, Inc. (a)	718	15,688
GenMark Diagnostics, Inc. (a)	8,300	79,680
Globus Medical, Inc. Class A (a)	8,809	210,447
Greatbatch, Inc. (a)	4,748	256,012
HeartWare International, Inc. (a)	2,229	168,758
Hill-Rom Holdings, Inc.	10,439	521,324
Hologic, Inc. (a)	40,728	1,374,163
IDEXX Laboratories, Inc. (a)	8,703	1,091,095
Insulet Corp. (a)	11,512	343,633
Integra LifeSciences Holdings Corp. (a)	4,958	291,431
Intuitive Surgical, Inc. (a)	6,507	3,227,342
Invacare Corp.	7,051	141,514
K2M Group Holdings, Inc. (a)	4,016	84,376
Masimo Corp. (a)	10,764	363,393
Medtronic PLC	252,879	18,826,842
Natus Medical, Inc. (a)	6,252	235,763
NuVasive, Inc. (a)	8,931	399,484
NxStage Medical, Inc. (a)	11,406	209,072
Orthofix International N.V. (a)	3,350	108,239
ResMed, Inc.	25,183	1,610,201
Rockwell Medical, Inc. (a)	10,523	102,178
Sirona Dental Systems, Inc. (a)	10,138	940,299
St Jude Medical, Inc.	51,405	3,600,920
STERIS Corp.	10,853	721,724
Stryker Corp.	61,105	5,636,325
SurModics, Inc. (a)	2,629	66,303

	Shares	Value
Teleflex, Inc.	7,555	$928,963
Thoratec Corp. (a)	10,510	421,556
Tornier N.V. (a)	7,128	184,401
Varian Medical Systems, Inc. (a)	18,216	1,618,492
Wright Medical Group, Inc. (a)	5,092	129,184
Zeltiq Aesthetics, Inc. (a)	4,967	152,487
Zimmer Holdings, Inc.	30,449	3,344,518

		84,024,250

Health Care Supplies – 1.3%
Alere, Inc. (a)	14,712	698,526
Align Technology, Inc. (a)	13,117	771,804
Anika Therapeutics, Inc. (a)	2,980	101,678
Antares Pharma, Inc. (a)	30,944	75,813
Cerus Corp. (a)	11,267	50,025
DENTSPLY International, Inc.	25,569	1,304,019
Endologix, Inc. (a)	12,948	201,471
Haemonetics Corp. (a)	10,157	411,663
Halyard Health, Inc. (a)	8,429	408,638
ICU Medical, Inc. (a)	2,276	192,026
LDR Holding Corp. (a)	2,528	85,573
Meridian Bioscience, Inc.	8,189	145,109
Merit Medical Systems, Inc. (a)	7,811	151,612
Neogen Corp. (a)	6,625	295,077
OraSure Technologies, Inc. (a)	10,313	64,972
Quidel Corp. (a)	1,570	36,581
Spectranetics Corp. (a)	7,581	194,453
Staar Surgical Co. (a)	9,907	87,677
The Cooper Cos., Inc.	8,721	1,552,948
Unilife Corp. (a)	27,159	90,983
Vascular Solutions, Inc. (a)	2,574	82,522
West Pharmaceutical Services, Inc.	12,805	682,250

		7,685,420

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		91,709,670

HEALTH CARE PROVIDERS & SERVICES – 18.6%
Health Care Services – 4.4%
Adeptus Health, Inc. Class A (a)	1,479	93,872
Air Methods Corp. (a)	5,260	240,382
Amedisys, Inc. (a)	5,638	156,793
AMN Healthcare Services, Inc. (a)	10,072	229,742
Bio-Reference Labs, Inc. (a)	4,660	154,339
BioScrip, Inc. (a)	18,536	87,119
Chemed Corp.	3,239	373,295
Corvel Corp. (a)	3,095	110,615
DaVita HealthCare Partners, Inc. (a)	30,908	2,506,639
Envision Healthcare Holdings, Inc. (a)	33,387	1,267,370
ExamWorks Group, Inc. (a)	7,589	310,770
Express Scripts Holding Co. (a)	131,592	11,369,549
Healthways, Inc. (a)	6,167	107,306
IPC The Hospitalist Co., Inc. (a)	1,076	52,638
Laboratory Corp. of America Holdings (a)	18,066	2,159,971
Landauer, Inc.	2,711	87,457

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Services – continued
LHC Group, Inc. (a)	2,317	$74,283
MEDNAX, Inc. (a)	18,088	1,280,269
Omnicare, Inc.	18,029	1,586,191
Premier, Inc. (a)	6,944	263,178
Quest Diagnostics, Inc.	26,248	1,874,632
Team Health Holdings, Inc. (a)	13,437	800,442
The Providence Service Corp. (a)	2,733	116,207

		25,303,059

Health Care Distributors – 3.8%
AmerisourceBergen Corp.	38,337	4,381,919
Cardinal Health, Inc.	58,662	4,947,553
Henry Schein, Inc. (a)	15,038	2,061,710
McKesson Corp.	41,084	9,178,166
Owens & Minor, Inc.	11,741	395,906
Patterson Cos., Inc.	15,256	716,345
PharMerica Corp. (a)	7,015	201,050

		21,882,649

Health Care Facilities – 2.3%
Acadia Healthcare Co., Inc. (a)	8,748	599,238
Amsurg Corp. (a)	9,075	569,184
Brookdale Senior Living, Inc. (a)	33,633	1,218,524
Capital Senior Living Corp. (a)	5,682	148,698
Community Health Systems, Inc. (a)	18,964	1,017,987
Hanger, Inc. (a)	8,591	191,923
HCA Holdings, Inc. (a)	54,556	4,037,689
HealthSouth Corp.	16,773	758,475
Kindred Healthcare, Inc.	17,087	392,147
LifePoint Hospitals, Inc. (a)	8,770	656,698
Select Medical Holdings Corp.	8,833	128,520
Surgical Care Affiliates, Inc. (a)	3,552	133,910
Tenet Healthcare Corp. (a)	15,644	748,722
The Ensign Group, Inc.	4,627	194,843
Universal Health Services, Inc. Class B	16,727	1,956,223
US Physical Therapy, Inc.	2,280	107,525
VCA, Inc. (a)	15,081	768,678

		13,628,984

Managed Health Care – 8.1%
Aetna, Inc.	62,561	6,685,894
Anthem, Inc.	48,446	7,311,955
Centene Corp. (a)	19,821	1,228,704
Cigna Corp.	46,952	5,852,097
Health Net, Inc. (a)	13,949	734,415
HealthEquity, Inc. (a)	278	7,287
Humana, Inc.	27,410	4,539,096
Magellan Health, Inc. (a)	5,730	362,709
Molina Healthcare, Inc. (a)	6,116	362,251
Triple-S Management Corp. Class B (a)	6,089	113,986
UnitedHealth Group, Inc.	171,498	19,104,877
Universal American Corp. (a)	9,965	99,550

	Shares	Value
WellCare Health Plans, Inc. (a)	7,847	$607,593

		47,010,414

TOTAL HEALTH CARE PROVIDERS & SERVICES		107,825,106

HEALTH CARE TECHNOLOGY – 1.2%
Health Care Technology – 1.2%
Allscripts Healthcare Solutions, Inc. (a)	22,691	301,790
athenahealth, Inc. (a)	7,018	860,828
Castlight Health, Inc. Class B (a)	6,317	47,567
Cerner Corp. (a)	55,240	3,966,784
Computer Programs & Systems, Inc.	2,315	121,144
HealthStream, Inc. (a)	1,008	29,171
HMS Holdings Corp. (a)	9,776	166,290
MedAssets, Inc. (a)	5,900	119,416
Medidata Solutions, Inc. (a)	7,299	389,986
Omnicell, Inc. (a)	6,751	239,863
Quality Systems, Inc.	10,827	168,847
Veeva Systems, Inc. Class A (a)	9,921	263,403
Vocera Communications, Inc. (a)	5,620	64,012

TOTAL HEALTH CARE TECHNOLOGY		6,739,101

LIFE SCIENCES TOOLS & SERVICES – 4.3%
Life Sciences Tools & Services – 4.3%
Accelerate Diagnostics, Inc. (a)	4,415	100,662
Affymetrix, Inc. (a)	13,482	163,537
Agilent Technologies, Inc.	60,088	2,485,841
Albany Molecular Research, Inc. (a)	4,419	79,807
Bio-Rad Laboratories, Inc. Class A (a)	3,786	509,028
Bio-Techne Corp.	6,445	618,462
Bruker Corp. (a)	16,086	304,991
Cambrex Corp. (a)	5,971	229,824
Charles River Laboratories International, Inc. (a)	8,599	594,707
Fluidigm Corp. (a)	4,772	178,759
Illumina, Inc. (a)	25,451	4,689,347
Luminex Corp. (a)	1,140	17,693
Mettler-Toledo International, Inc. (a)	5,234	1,659,230
Pacific Biosciences of California, Inc. (a)	452	2,332
PAREXEL International Corp. (a)	10,413	662,006
PerkinElmer, Inc.	20,980	1,075,435
Quintiles Transnational Holdings, Inc. (a)	12,854	846,821
Sequenom, Inc. (a)	15,491	68,780
Thermo Fisher Scientific, Inc.	71,728	9,014,775
Waters Corp. (a)	15,037	1,882,482

TOTAL LIFE SCIENCES TOOLS & SERVICES		25,184,519

PERSONAL PRODUCTS – 0.1%
Personal Products – 0.1%
Prestige Brands Holdings, Inc. (a)	9,674	379,705

Quarterly Report	4

Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – 37.0%
Pharmaceuticals – 37.0%
AbbVie, Inc.	284,290	$18,382,191
AcelRx Pharmaceuticals, Inc. (a)	6,719	26,809
Actavis PLC (a)	67,131	18,988,675
Aerie Pharmaceuticals, Inc. (a)	2,667	25,710
Akorn, Inc. (a)	14,158	589,539
Aratana Therapeutics, Inc. (a)	5,756	74,310
BioDelivery Sciences International, Inc. (a)	8,748	70,509
Bristol-Myers Squibb Co.	294,275	18,754,146
Catalent, Inc. (a)	13,769	396,134
Cempra, Inc. (a)	5,396	169,920
Depomed, Inc. (a)	11,109	258,395
Eli Lilly & Co.	177,359	12,746,791
Endo International PLC (a)	31,060	2,611,059
Endocyte, Inc. (a)	9,648	55,958
Furiex Pharmaceuticals, Inc.	373	3,644
Horizon Pharma PLC (a)	22,307	627,273
Hospira, Inc. (a)	30,463	2,659,115
Impax Laboratories, Inc. (a)	12,442	563,125
Intra-Cellular Therapies, Inc. (a)	4,871	99,612
Jazz Pharmaceuticals PLC (a)	10,831	1,935,500
Johnson & Johnson	498,103	49,411,818
Lannett Co., Inc. (a)	4,581	263,408
Mallinckrodt PLC (a)	20,689	2,341,581
Merck & Co., Inc.	506,633	30,175,061
Mylan N.V. (a)	61,048	4,411,328
Nektar Therapeutics (a)	24,064	229,089
Omeros Corp. (a)	2,103	42,312
Pacira Pharmaceuticals, Inc. (a)	6,175	422,864
Perrigo Co. PLC	25,189	4,616,640
Pfizer, Inc.	1,121,677	38,058,501
Phibro Animal Health Corp. Class A	3,060	97,186
Relypsa, Inc. (a)	4,714	136,376
Revance Therapeutics, Inc. (a)	1,547	30,437

	Shares	Value
Sagent Pharmaceuticals, Inc. (a)	2,125	$49,534
Sciclone Pharmaceuticals, Inc. (a)	9,928	81,112
Sucampo Pharmaceuticals, Inc. Class A (a)	4,018	71,360
Tetraphase Pharmaceuticals, Inc. (a)	4,764	168,074
The Medicines Co. (a)	8,125	208,081
Theravance Biopharma, Inc. (a)	4,466	71,456
Vivus, Inc. (a)	28,374	63,274
XenoPort, Inc. (a)	7,156	42,435
Zoetis, Inc.	89,816	3,989,627
ZS Pharma, Inc. (a)	2,193	83,488

TOTAL PHARMACEUTICALS		214,103,457

TRADING COMPANIES & DISTRIBUTORS – 0.0%
Trading Companies & Distributors – 0.0%
Aceto Corp.	5,658	109,652

TOTAL COMMON STOCKS (Cost $535,284,499)		578,027,518

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $769,664)	769,664	769,664

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $536,054,163)		578,797,182

NET OTHER ASSETS (LIABILITIES) – 0.1%		290,930

NET ASSETS – 100%		$579,088,112

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$578,027,518	$578,023,874	$—	$3,644
Money Market Funds	769,664	769,664	—	—

Total Investments in Securities:	$578,797,182	$578,793,538	$—	$3,644

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $536,558,565. Net unrealized appreciation aggregated $42,238,617, of which $48,628,749 related to appreciated investment securities and $6,390,132 related to depreciated investment securities.

5	Quarterly Report

Investments (Unaudited) – continued

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

April 30, 2015

1.9584812.101

T06-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
AEROSPACE & DEFENSE – 23.2%
Aerospace & Defense – 23.2%
AAR Corp.	2,646	$80,015
Aerojet Rocketdyne Holdings, Inc. (a)	3,041	59,786
Aerovironment, Inc. (a)	1,437	36,787
American Science & Engineering, Inc.	539	20,169
Astronics Corp. (a)	981	66,031
B/E Aerospace, Inc.	6,916	413,508
Cubic Corp.	1,510	74,866
Curtiss-Wright Corp.	2,832	206,906
DigitalGlobe, Inc. (a)	4,704	151,328
Engility Holdings, Inc.	1,194	33,277
Esterline Technologies Corp. (a)	2,090	232,596
Exelis, Inc.	12,299	301,571
General Dynamics Corp.	18,454	2,534,103
HEICO Corp.	1,317	73,541
Hexcel Corp.	6,266	314,240
Honeywell International, Inc.	48,734	4,918,235
Huntington Ingalls Industries, Inc.	3,159	415,693
KLX, Inc. (a)	3,491	146,308
Kratos Defense & Security Solutions, Inc. (a)	2,943	16,098
L-3 Communications Holdings, Inc.	5,586	641,887
Lockheed Martin Corp.	17,590	3,282,294
Moog, Inc. Class A (a)	2,445	170,857
National Presto Industries, Inc.	317	19,838
Northrop Grumman Corp.	12,572	1,936,591
Orbital ATK, Inc.	3,892	284,739
Precision Castparts Corp.	9,336	1,929,658
Raytheon Co.	20,204	2,101,216
Rockwell Collins, Inc.	7,847	763,749
Spirit Aerosystems Holdings, Inc. Class A (a)	9,261	471,292
Taser International, Inc. (a)	3,500	105,665
Teledyne Technologies, Inc. (a)	2,288	240,171
Textron, Inc.	18,107	796,346
The Boeing Co.	44,373	6,360,426
The KEYW Holding Corp. (a)	1,969	19,001
TransDigm Group, Inc.	3,264	692,392
Triumph Group, Inc.	3,338	197,743
United Technologies Corp.	56,745	6,454,744

TOTAL AEROSPACE & DEFENSE		36,563,667

AIR FREIGHT & LOGISTICS – 5.9%
Air Freight & Logistics – 5.9%
Air Transport Services Group, Inc. (a)	1,100	10,252
Atlas Air Worldwide Holdings, Inc. (a)	440	21,446
CH Robinson Worldwide, Inc.	9,581	616,921
Echo Global Logistics, Inc. (a)	1,233	35,634
Expeditors International of Washington, Inc.	12,690	581,583
FedEx Corp.	17,625	2,988,671
Forward Air Corp.	1,997	100,589

	Shares	Value
Hub Group, Inc. Class A (a)	2,404	$95,920
Park-Ohio Holdings Corp.	532	24,647
United Parcel Service, Inc. Class B	46,029	4,627,295
UTi Worldwide, Inc. (a)	6,143	55,471
XPO Logistics, Inc. (a)	4,283	207,725

TOTAL AIR FREIGHT & LOGISTICS		9,366,154

AIRLINES – 1.4%
Airlines – 1.4%
Allegiant Travel Co.	293	45,052
American Airlines Group, Inc.	11,791	569,328
Delta Air Lines, Inc.	13,732	612,997
Hawaiian Holdings, Inc. (a)	880	20,310
Republic Airways Holdings, Inc. (a)	979	11,983
SkyWest, Inc.	812	11,084
Southwest Airlines Co.	11,128	451,352
Spirit Airlines, Inc. (a)	1,190	81,479
United Continental Holdings, Inc. (a)	6,046	361,188

TOTAL AIRLINES		2,164,773

AUTO COMPONENTS – 0.2%
Auto Parts & Equipment – 0.2%
Allison Transmission Holdings, Inc.	9,927	304,560

BUILDING PRODUCTS – 2.3%
Building Products – 2.3%
AAON, Inc.	2,836	67,979
Advanced Drainage Systems, Inc.	2,268	63,504
Allegion PLC	6,299	385,184
American Woodmark Corp. (a)	863	43,754
AO Smith Corp.	5,030	321,417
Apogee Enterprises, Inc.	1,927	101,399
Armstrong World Industries, Inc. (a)	3,087	168,982
Builders FirstSource, Inc. (a)	3,190	40,704
Continental Building Products, Inc. (a)	1,883	41,445
Fortune Brands Home & Security, Inc.	10,336	460,986
Gibraltar Industries, Inc. (a)	2,055	34,031
Griffon Corp.	2,425	40,764
Insteel Industries, Inc.	1,232	24,960
Lennox International, Inc.	2,997	317,562
Masco Corp.	23,398	619,813
NCI Building Systems, Inc. (a)	2,022	31,301
Owens Corning	6,930	267,914
Patrick Industries, Inc. (a)	498	29,910
PGT, Inc. (a)	3,137	35,511
Ply Gem Holdings, Inc. (a)	1,319	17,912
Quanex Building Products Corp.	2,420	46,706
Simpson Manufacturing Co., Inc.	2,735	89,653
Trex Co., Inc. (a)	1,978	92,808
Universal Forest Products, Inc.	1,301	71,971
USG Corp. (a)	6,242	165,663

TOTAL BUILDING PRODUCTS		3,581,833

Quarterly Report	2

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 5.9%
Commercial Printing – 0.4%
Deluxe Corp.	3,262	$211,214
Ennis, Inc.	1,760	27,069
InnerWorkings, Inc. (a)	2,527	15,996
Multi-Color Corp.	877	55,058
Quad/Graphics, Inc.	1,564	33,689
RR Donnelley & Sons Co.	13,170	245,225

		588,251

Diversified Support Services – 1.1%
Cintas Corp.	6,513	520,714
Civeo Corp.	6,852	31,999
Copart, Inc. (a)	7,451	265,032
G&K Services, Inc. Class A	1,304	92,062
Healthcare Services Group, Inc.	4,391	132,916
KAR Auction Services, Inc.	9,239	343,783
McGrath RentCorp	1,632	54,036
Mobile Mini, Inc.	3,060	117,932
Performant Financial Corp. (a)	2,100	6,237
UniFirst Corp.	1,006	113,909
Viad Corp.	1,336	35,498

		1,714,118

Environmental & Facilities Services – 2.6%
ABM Industries, Inc.	3,515	112,656
Ceco Environmental Corp.	1,252	14,761
Clean Harbors, Inc. (a)	3,736	206,414
Covanta Holding Corp.	7,727	156,781
Republic Services, Inc.	18,675	758,765
Rollins, Inc.	6,417	159,142
SP Plus Corp. (a)	1,343	30,567
Stericycle, Inc. (a)	5,560	741,871
Team, Inc. (a)	1,294	50,569
Tetra Tech, Inc.	4,164	112,886
US Ecology, Inc.	1,355	63,563
Waste Connections, Inc.	7,728	366,384
Waste Management, Inc.	28,507	1,411,952

		4,186,311

Office Services & Supplies – 0.8%
ACCO Brands Corp. (a)	7,370	58,002
ARC Document Solutions, Inc. (a)	2,835	24,211
Herman Miller, Inc.	3,960	108,544
HNI Corp.	2,944	137,308
Interface, Inc.	4,433	96,329
Kimball International, Inc. Class B	1,870	18,924
Knoll, Inc.	3,085	70,246
MSA Safety, Inc.	2,074	94,865
Pitney Bowes, Inc.	13,238	296,134
Steelcase, Inc. Class A	5,921	104,032
United Stationers, Inc.	2,592	105,261
West Corp.	2,454	75,951

		1,189,807

	Shares	Value
Security & Alarm Services – 1.0%
The ADT Corp.	11,443	$430,257
The Brink’s Co.	3,073	81,342
Tyco International PLC	27,429	1,080,154

		1,591,753

TOTAL COMMERCIAL SERVICES & SUPPLIES		9,270,240

CONSTRUCTION & ENGINEERING – 1.8%
Construction & Engineering – 1.8%
AECOM (a)	9,579	302,313
Aegion Corp. (a)	2,559	47,137
Ameresco, Inc. Class A (a)	1,481	9,952
Argan, Inc.	799	25,816
Chicago Bridge & Iron Co. N.V.	6,399	304,912
Comfort Systems USA, Inc.	2,420	50,070
Dycom Industries, Inc. (a)	2,264	104,099
EMCOR Group, Inc.	4,271	190,615
Fluor Corp.	10,254	616,675
Furmanite Corp. (a)	2,432	17,754
Granite Construction, Inc.	2,428	84,276
Great Lakes Dredge & Dock Corp. (a)	3,630	21,054
Jacobs Engineering Group, Inc. (a)	8,579	367,696
KBR, Inc.	4,372	76,379
MasTec, Inc. (a)	4,251	76,263
MYR Group, Inc. (a)	1,339	39,259
Northwest Pipe Co. (a)	94	2,279
Orion Marine Group, Inc. (a)	1,760	14,819
Primoris Services Corp.	2,531	48,671
Quanta Services, Inc. (a)	13,975	404,017
Tutor Perini Corp. (a)	2,530	53,636

TOTAL CONSTRUCTION & ENGINEERING		2,857,692

DIVERSIFIED CONSUMER SERVICES – 0.1%
Specialized Consumer Services – 0.1%
Hillenbrand, Inc.	4,086	120,087
Matthews International Corp. Class A	1,958	95,022

TOTAL DIVERSIFIED CONSUMER SERVICES		215,109

ELECTRICAL EQUIPMENT – 7.0%
Electrical Components & Equipment – 6.8%
Acuity Brands, Inc.	2,847	475,307
AMETEK, Inc.	16,136	845,849
Brady Corp. Class A	3,194	85,056
Eaton Corp. PLC	31,095	2,137,159
Emerson Electric Co.	45,438	2,673,118
Encore Wire Corp.	1,304	58,693
EnerSys, Inc.	2,990	203,021
Enphase Energy, Inc. (a)	1,643	20,652
Franklin Electric Co., Inc.	2,694	97,415
FuelCell Energy, Inc. (a)	16,747	20,599
Generac Holdings, Inc. (a)	4,531	188,897
General Cable Corp.	3,157	51,491

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
GrafTech International Ltd. (a)	8,478	$41,034
Hubbell, Inc. Class B	3,414	371,546
Plug Power, Inc. (a)	10,902	27,691
Polypore International, Inc. (a)	2,959	173,279
Powell Industries, Inc.	675	22,403
Preformed Line Products Co.	202	8,474
Regal-Beloit Corp.	2,934	229,439
Rockwell Automation, Inc.	8,902	1,055,777
Roper Industries, Inc.	6,557	1,102,691
Sensata Technologies Holding N.V. (a)	10,522	580,920
SolarCity Corp. (a)	3,769	226,328
Thermon Group Holdings, Inc. (a)	2,118	49,286
Vicor Corp. (a)	1,198	18,269

		10,764,394

Heavy Electrical Equipment – 0.2%
AZZ, Inc.	1,714	79,513
Capstone Turbine Corp. (a)	21,298	13,379
Power Solutions International, Inc. (a)	313	19,969
The Babcock & Wilcox Co.	7,000	226,240

		339,101

TOTAL ELECTRICAL EQUIPMENT		11,103,495

INDUSTRIAL CONGLOMERATES – 17.7%
Industrial Conglomerates – 17.7%
3M Co.	39,882	6,237,146
Carlisle Cos., Inc.	4,222	407,423
Danaher Corp.	41,424	3,391,797
General Electric Co.	657,793	17,813,035
Raven Industries, Inc.	346	6,899

TOTAL INDUSTRIAL CONGLOMERATES		27,856,300

MACHINERY – 17.3%
Construction & Farm Machinery & Heavy Trucks – 7.5%
AGCO Corp.	5,734	295,358
Alamo Group, Inc.	620	38,304
American Railcar Industries, Inc.	641	33,999
Astec Industries, Inc.	1,295	54,494
Caterpillar, Inc.	37,670	3,272,770
Cummins, Inc.	11,371	1,572,154
Deere & Co.	22,310	2,019,501
Douglas Dynamics, Inc.	1,430	31,103
Federal Signal Corp.	4,070	63,980
FreightCar America, Inc.	856	22,333
Greenbrier Cos., Inc.	1,678	96,804
Joy Global, Inc.	6,454	275,199
Lindsay Corp.	812	64,302
Meritor, Inc. (a)	6,182	81,108
Navistar International Corp. (a)	3,266	97,849
Oshkosh Corp.	5,255	282,929
PACCAR, Inc.	23,206	1,516,512

	Shares	Value
Terex Corp.	7,116	$195,405
The Manitowoc Co., Inc.	8,932	176,228
The Toro Co.	3,666	245,769
Titan International, Inc.	3,731	38,765
Trinity Industries, Inc.	10,251	277,700
Twin Disc, Inc.	472	8,491
Wabash National Corp. (a)	4,609	64,618
WABCO Holdings, Inc. (a)	3,668	456,483
Wabtec Corp.	6,310	593,455

		11,875,613

Industrial Machinery – 9.8%
Actuant Corp. Class A	4,095	97,543
Albany International Corp. Class A	1,925	75,460
Altra Industrial Motion Corp.	1,760	46,411
Barnes Group, Inc.	3,051	122,345
Blount International, Inc. (a)	2,846	37,738
Briggs & Stratton Corp.	3,076	60,136
Chart Industries, Inc. (a)	1,995	80,897
CIRCOR International, Inc.	1,063	58,082
CLARCOR, Inc.	3,279	213,135
Colfax Corp. (a)	5,706	282,961
Columbus McKinnon Corp.	1,328	33,678
Crane Co.	3,104	189,685
Donaldson Co., Inc.	8,577	320,522
Dover Corp.	10,847	821,335
Dynamic Materials Corp.	880	11,783
EnPro Industries, Inc.	1,595	102,096
ESCO Technologies, Inc.	1,752	64,298
Flowserve Corp.	8,930	522,673
Global Brass & Copper Holdings, Inc.	1,513	23,058
Graco, Inc.	3,925	281,108
Harsco Corp.	5,295	85,144
Hyster-Yale Materials Handling, Inc.	571	41,877
IDEX Corp.	5,197	389,827
Illinois Tool Works, Inc.	24,329	2,276,708
Ingersoll-Rand PLC	17,378	1,144,168
ITT Corp.	6,035	239,288
John Bean Technologies Corp.	1,886	72,781
Kadant, Inc.	749	38,169
Kennametal, Inc.	5,211	184,521
LB Foster Co. Class A	658	28,116
Lincoln Electric Holdings, Inc.	4,852	324,405
Lydall, Inc. (a)	1,183	31,752
Mueller Industries, Inc.	3,739	131,015
Mueller Water Products, Inc. Class A	10,577	99,001
NN, Inc.	1,203	30,267
Nordson Corp.	3,929	312,945
Pall Corp.	7,011	682,311
Parker Hannifin Corp.	9,753	1,164,118
Pentair PLC	12,249	761,275
Proto Labs, Inc. (a)	1,450	101,500
RBC Bearings, Inc.	1,555	113,499
Rexnord Corp. (a)	6,727	178,198

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Snap-on, Inc.	3,800	$568,290
SPX Corp.	2,302	177,254
Standex International Corp.	851	68,820
Stanley Black & Decker, Inc.	9,765	963,805
Sun Hydraulics Corp.	1,511	58,793
Tennant Co.	1,140	73,291
The ExOne Co. (a)	714	9,789
The Middleby Corp. (a)	3,746	379,620
Timken Co.	4,671	183,524
Trimas Corp. (a)	2,962	83,440
Valmont Industries, Inc.	1,542	194,323
Watts Water Technologies, Inc. Class A	1,814	98,954
Woodward, Inc.	3,877	182,413
Xylem, Inc.	11,952	442,463

		15,360,608

TOTAL MACHINERY		27,236,221

MARINE – 0.1%
Marine – 0.1%
Kirby Corp. (a)	2,395	188,079
Matson, Inc.	660	26,730

TOTAL MARINE		214,809

PROFESSIONAL SERVICES – 4.1%
Human Resource & Employment Services – 1.4%
Barrett Business Services, Inc.	455	20,234
CDI Corp.	990	13,504
Heidrick & Struggles International, Inc.	1,100	26,466
Insperity, Inc.	1,482	71,373
Kelly Services, Inc. Class A	1,875	30,788
Kforce, Inc.	1,752	39,840
Korn/Ferry International	3,304	104,175
Manpowergroup, Inc.	5,190	442,863
On Assignment, Inc. (a)	3,119	104,954
Paylocity Holding Corp. (a)	1,169	32,907
Robert Half International, Inc.	8,895	493,228
Towers Watson & Co. Class A	4,577	580,844
TriNet Group, Inc. (a)	2,532	88,671
TrueBlue, Inc. (a)	2,759	79,404
WageWorks, Inc. (a)	2,241	112,946

		2,242,197

Research & Consulting Services – 2.7%
CBIZ, Inc. (a)	2,945	26,623
Equifax, Inc.	7,899	765,650
Exponent, Inc.	868	76,913
FTI Consulting, Inc. (a)	2,719	111,778
Huron Consulting Group, Inc. (a)	1,528	92,627
ICF International, Inc. (a)	1,187	45,700
IHS, Inc. Class A (a)	4,469	560,725
Mistras Group, Inc. (a)	1,234	22,163

	Shares	Value
Navigant Consulting, Inc. (a)	3,300	$47,718
Nielsen N.V.	23,013	1,034,204
Pendrell Corp. (a)	7,743	8,440
Resources Connection, Inc.	2,450	38,612
RPX Corp. (a)	3,051	47,474
The Advisory Board Co. (a)	2,803	145,448
The Corporate Executive Board Co.	2,227	186,689
The Dun & Bradstreet Corp.	2,348	299,769
Verisk Analytics, Inc. Class A (a)	9,718	729,239

		4,239,772

TOTAL PROFESSIONAL SERVICES		6,481,969

ROAD & RAIL – 9.5%
Railroads – 7.4%
CSX Corp.	65,211	2,353,465
Genesee & Wyoming, Inc. Class A (a)	3,477	323,187
Kansas City Southern	7,242	742,233
Norfolk Southern Corp.	20,271	2,044,330
Union Pacific Corp.	58,247	6,187,579

		11,650,794

Trucking – 2.1%
AMERCO	514	165,529
ArcBest Corp.	1,625	58,013
Avis Budget Group, Inc. (a)	6,959	376,760
Celadon Group, Inc.	1,457	37,649
Con-way, Inc.	3,845	158,029
Heartland Express, Inc.	3,208	67,111
Hertz Global Holdings, Inc. (a)	29,379	612,258
JB Hunt Transport Services, Inc.	6,149	536,193
Knight Transportation, Inc.	3,965	114,588
Landstar System, Inc.	2,946	183,565
Marten Transport Ltd.	1,650	36,729
Old Dominion Freight Line, Inc. (a)	4,261	303,085
Quality Distribution, Inc. (a)	1,871	18,560
Roadrunner Transportation Systems, Inc. (a)	1,850	45,270
Ryder System, Inc.	3,477	331,567
Saia, Inc. (a)	1,640	66,830
Swift Transportation Co. (a)	5,951	144,014
Universal Truckload Services, Inc.	554	11,767
Werner Enterprises, Inc.	3,056	82,115
YRC Worldwide, Inc. (a)	1,126	17,566

		3,367,198

TOTAL ROAD & RAIL		15,017,992

TRADING COMPANIES & DISTRIBUTORS – 3.0%
Trading Companies & Distributors – 3.0%
Air Lease Corp.	6,363	245,803
Aircastle Ltd.	4,315	103,474
Applied Industrial Technologies, Inc.	2,607	108,894
Beacon Roofing Supply, Inc. (a)	3,287	97,690
CAI International, Inc. (a)	1,095	26,083

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
DXP Enterprises, Inc. (a)	698	$31,445
Fastenal Co.	18,469	787,149
GATX Corp.	2,769	150,633
H&E Equipment Services, Inc.	2,082	51,467
HD Supply Holdings, Inc. (a)	10,899	359,667
Kaman Corp.	1,638	68,321
MRC Global, Inc. (a)	6,681	97,543
MSC Industrial Direct Co., Inc. Class A	3,163	224,763
NOW, Inc. (a)	6,983	166,894
Rush Enterprises, Inc. Class A (a)	1,953	51,051
Stock Building Supply Holdings, Inc. (a)	906	16,643
TAL International Group, Inc. (a)	2,084	80,317
Titan Machinery, Inc. (a)	1,177	17,243
United Rentals, Inc. (a)	6,557	633,275
Veritiv Corp. (a)	534	21,221
Watsco, Inc.	1,682	202,328
WESCO International, Inc. (a)	2,943	212,308
WW Grainger, Inc.	4,018	998,192

TOTAL TRADING COMPANIES & DISTRIBUTORS		4,752,404

	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.3%
Airport Services – 0.3%
Macquarie Infrastructure Co. LLC	4,760	$393,937
Wesco Aircraft Holdings, Inc. (a)	4,551	71,360

TOTAL TRANSPORTATION INFRASTRUCTURE		465,297

TOTAL COMMON STOCKS (Cost $158,594,977)		157,452,515

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $276,855)	276,855	276,855

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $158,871,832)		157,729,370

NET OTHER ASSETS (LIABILITIES) – 0.0%		54,437

NET ASSETS – 100%		$157,783,807

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$157,452,515	$157,452,515	$—	$—
Money Market Funds	276,855	276,855	—	—

Total Investments in Securities:	$157,729,370	$157,729,370	$—	$—

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $158,911,159. Net unrealized depreciation aggregated $1,181,789, of which $4,631,672 related to appreciated investment securities and $5,813,461 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Quarterly Report	6

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

April 30, 2015

1.9584814.101

T07-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 0.0%
Diversified Support Services – 0.0%
EnerNOC, Inc. (a)	2,068	$22,851

COMMUNICATIONS EQUIPMENT – 8.0%
Communications Equipment – 8.0%
ADTRAN, Inc.	4,235	70,343
ARRIS Group, Inc. (a)	9,716	327,186
Aruba Networks, Inc. (a)	8,296	204,165
Black Box Corp.	1,278	25,432
Brocade Communications Systems, Inc.	34,071	385,002
CalAmp Corp. (a)	2,903	57,218
Calix, Inc. (a)	3,353	24,779
Ciena Corp. (a)	8,455	180,092
Cisco Systems, Inc.	401,029	11,561,666
CommScope Holding Co., Inc. (a)	8,865	261,606
Comtech Telecommunications Corp.	1,278	36,934
EchoStar Corp. Class A (a)	3,469	173,450
Emulex Corp. (a)	4,925	39,499
F5 Networks, Inc. (a)	5,795	707,106
Finisar Corp. (a)	7,944	161,502
Harmonic, Inc. (a)	7,039	49,343
Harris Corp.	8,220	659,573
Infinera Corp. (a)	9,885	185,838
InterDigital, Inc.	2,927	160,165
Ixia (a)	4,286	51,346
JDS Uniphase Corp. (a)	18,278	231,400
Juniper Networks, Inc.	30,587	808,414
Motorola Solutions, Inc.	17,726	1,059,129
NETGEAR, Inc. (a)	2,789	84,423
Palo Alto Networks, Inc. (a)	5,376	794,143
Plantronics, Inc.	3,386	180,372
Polycom, Inc. (a)	10,959	143,015
QUALCOMM, Inc.	130,394	8,866,792
Ruckus Wireless, Inc. (a)	5,142	60,059
ShoreTel, Inc. (a)	5,077	35,336
Sonus Networks, Inc. (a)	146	1,156
Ubiquiti Networks, Inc.	1,732	49,483
ViaSat, Inc. (a)	3,533	212,404

TOTAL COMMUNICATIONS EQUIPMENT		27,848,371

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.0%
Electronic Components – 1.4%
Amphenol Corp. Class A	24,292	1,345,048
AVX Corp.	4,222	58,137
Belden, Inc.	3,394	284,926
Corning, Inc.	100,608	2,105,726
Dolby Laboratories, Inc. Class A	4,047	162,932
DTS, Inc. (a)	1,324	47,465
II-VI, Inc. (a)	4,062	72,263
InvenSense, Inc. (a)	498	7,430
Knowles Corp. (a)	6,779	129,954
Littelfuse, Inc.	1,794	175,794
Rogers Corp. (a)	1,459	106,084

	Shares	Value
Universal Display Corp. (a)	3,232	$142,434
Vishay Intertechnology, Inc.	10,846	137,527

		4,775,720

Electronic Equipment & Instruments – 0.7%
Badger Meter, Inc.	1,065	66,264
Checkpoint Systems, Inc.	3,648	37,793
Cognex Corp. (a)	6,522	292,773
Coherent, Inc. (a)	1,986	119,160
Control4 Corp. (a)	901	10,560
Daktronics, Inc.	3,219	34,540
FARO Technologies, Inc. (a)	1,340	53,372
FEI Co.	3,263	246,226
FLIR Systems, Inc.	11,034	340,840
GSI Group, Inc. (a)	2,707	35,949
Itron, Inc. (a)	3,168	113,605
Keysight Technologies, Inc. (a)	13,176	440,869
MTS Systems Corp.	1,228	86,672
National Instruments Corp.	8,058	230,459
Newport Corp. (a)	3,319	63,293
OSI Systems, Inc. (a)	1,491	100,210
RealD, Inc. (a)	3,828	47,008
Rofin-Sinar Technologies, Inc. (a)	2,178	51,531
Vishay Precision Group, Inc. (a)	1,065	15,198

		2,386,322

Electronic Manufacturing Services – 1.2%
Benchmark Electronics, Inc. (a)	4,169	98,097
CTS Corp.	2,343	42,033
Fabrinet (a)	2,350	42,559
Flextronics International Ltd. (a)	45,442	523,719
IPG Photonics Corp. (a)	2,688	238,103
Jabil Circuit, Inc.	13,666	307,758
Kimball Electronics, Inc. (a)	2,261	28,918
Maxwell Technologies, Inc. (a)	2,157	12,079
Mercury Systems, Inc. (a)	2,886	39,856
Methode Electronics, Inc.	2,925	124,195
Park Electrochemical Corp.	1,746	37,923
Plexus Corp. (a)	2,725	117,311
Sanmina Corp. (a)	6,602	134,219
TE Connectivity Ltd.	31,881	2,121,681
Trimble Navigation Ltd. (a)	13,503	343,381
TTM Technologies, Inc. (a)	4,260	39,831

		4,251,663

Technology Distributors – 0.7%
Agilysys, Inc. (a)	1,391	13,089
Anixter International, Inc. (a)	2,178	153,767
Arrow Electronics, Inc. (a)	7,612	454,512
Avnet, Inc.	10,740	457,846
CDW Corp.	9,552	366,033
Electro Rent Corp.	1,533	16,618
Ingram Micro, Inc. Class A (a)	12,294	309,317
Insight Enterprises, Inc. (a)	3,208	91,813
PC Connection, Inc.	846	20,549
ScanSource, Inc. (a)	2,282	90,938

Quarterly Report	2

Common Stocks – continued
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – continued
Technology Distributors – continued
SYNNEX Corp.	2,360	$180,540
Tech Data Corp. (a)	3,045	171,647

		2,326,669

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		13,740,374

INTERNET & CATALOG RETAIL – 0.1%
Internet Retail – 0.1%
HomeAway, Inc. (a)	7,088	198,110
RetailMeNot, Inc. (a)	2,312	42,494

TOTAL INTERNET & CATALOG RETAIL		240,604

INTERNET SOFTWARE & SERVICES – 16.4%
Internet Software & Services – 16.4%
Actua Corp. (a)	3,237	46,839
Akamai Technologies, Inc. (a)	13,997	1,032,699
Angie’s List, Inc. (a)	3,443	20,210
AOL, Inc. (a)	6,121	244,228
Bankrate, Inc. (a)	4,795	59,458
Bazaarvoice, Inc. (a)	4,053	21,805
Benefitfocus, Inc. (a)	805	27,813
Blucora, Inc. (a)	3,012	41,174
Carbonite, Inc. (a)	1,306	13,373
ChannelAdvisor Corp. (a)	1,559	15,949
Cimpress N.V. (a)	2,325	195,161
comScore, Inc. (a)	2,725	142,681
Constant Contact, Inc. (a)	2,502	87,195
Cornerstone OnDemand, Inc. (a)	218	6,241
CoStar Group, Inc. (a)	2,556	522,523
Coupons.com, Inc. (a)	4,384	54,932
Cvent, Inc. (a)	1,111	29,864
Dealertrack Technologies, Inc. (a)	4,103	161,289
Demandware, Inc. (a)	2,414	148,702
DHI Group, Inc. (a)	3,195	24,282
EarthLink Holdings Corp.	8,094	38,285
eBay, Inc. (a)	87,703	5,109,577
Endurance International Group Holdings, Inc. (a)	4,728	86,712
Envestnet, Inc. (a)	2,294	117,590
Equinix, Inc.	4,311	1,103,314
Facebook, Inc. Class A (a)	156,968	12,364,369
Gogo, Inc. (a)	4,015	84,877
Google, Inc. Class A (a)	22,337	12,257,875
Google, Inc. Class C (a)	22,666	12,179,374
GrubHub, Inc. (a)	3,538	145,659
IAC/InterActiveCorp	6,166	430,510
Internap Corp. (a)	3,834	36,040
IntraLinks Holdings, Inc. (a)	3,169	31,056
j2 Global, Inc.	3,587	248,830
LinkedIn Corp. Class A (a)	8,504	2,144,114

	Shares	Value
Liquidity Services, Inc. (a)	1,944	$18,196
LivePerson, Inc. (a)	4,243	39,884
LogMeIn, Inc. (a)	1,872	120,145
Marin Software, Inc. (a)	2,087	12,605
Marketo, Inc. (a)	1,444	41,082
MercadoLibre, Inc.	2,597	369,631
Monster Worldwide, Inc. (a)	7,229	42,579
NIC, Inc.	4,910	83,470
OPOWER, Inc. (a)	1,501	15,010
Pandora Media, Inc. (a)	15,483	276,217
Q2 Holdings, Inc. (a)	1,498	30,484
Rackspace Hosting, Inc. (a)	9,603	517,602
RealNetworks, Inc. (a)	1,917	12,595
Rocket Fuel, Inc. (a)	1,772	14,194
SciQuest, Inc. (a)	2,419	37,180
Shutterstock, Inc. (a)	999	67,423
SPS Commerce, Inc. (a)	1,334	87,057
Stamps.com, Inc. (a)	1,183	73,216
Textura Corp. (a)	1,538	40,249
TrueCar, Inc. (a)	3,834	59,120
Twitter, Inc. (a)	29,875	1,163,930
VeriSign, Inc. (a)	9,028	573,368
Web.com Group, Inc. (a)	4,061	74,601
WebMD Health Corp. (a)	2,480	109,492
XO Group, Inc. (a)	2,227	36,211
Xoom Corp. (a)	1,764	31,170
Yahoo!, Inc. (a)	70,643	3,006,919
Yelp, Inc. (a)	4,897	192,893
Zillow Group, Inc. (a)	3,821	373,082

TOTAL INTERNET SOFTWARE & SERVICES		56,794,205

IT SERVICES – 16.4%
Data Processing & Outsourced Services – 9.9%
Alliance Data Systems Corp. (a)	5,024	1,493,685
Automatic Data Processing, Inc.	37,833	3,198,402
Blackhawk Network Holdings, Inc. (a)	1,088	40,006
Blackhawk Network Holdings, Inc. Class B (a)	3,174	116,518
Broadridge Financial Solutions, Inc.	9,465	510,353
Cardtronics, Inc. (a)	3,567	134,583
Cass Information Systems, Inc.	709	37,059
Computer Sciences Corp.	11,035	711,206
Convergys Corp.	7,875	178,605
CoreLogic, Inc. (a)	6,783	265,283
CSG Systems International, Inc.	2,749	80,051
DST Systems, Inc.	2,696	310,256
Euronet Worldwide, Inc. (a)	3,975	232,458
EVERTEC, Inc.	5,348	110,864
ExlService Holdings, Inc. (a)	2,524	86,901
Fidelity National Information Services, Inc.	22,275	1,391,965
Fiserv, Inc. (a)	19,158	1,486,661
FleetCor Technologies, Inc. (a)	6,088	979,498
Global Cash Access Holdings, Inc. (a)	4,914	36,364

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Global Payments, Inc.	5,308	$532,286
Heartland Payment Systems, Inc.	2,905	147,864
Jack Henry & Associates, Inc.	6,419	426,928
Mastercard, Inc. Class A	78,559	7,086,807
MAXIMUS, Inc.	5,167	330,740
MoneyGram International, Inc. (a)	2,320	17,980
Paychex, Inc.	25,643	1,240,865
Sabre Corp.	6,318	157,255
Sykes Enterprises, Inc. (a)	3,217	80,521
Syntel, Inc. (a)	2,695	121,329
TeleTech Holdings, Inc.	1,504	39,014
The Western Union Co.	41,035	832,190
Total System Services, Inc.	13,147	520,095
Vantiv, Inc. Class A (a)	11,481	448,907
VeriFone Systems, Inc. (a)	8,906	318,568
Visa, Inc. Class A	154,718	10,219,124
WEX, Inc. (a)	3,047	343,427

		34,264,618

IT Consulting & Other Services – 6.5%
Accenture PLC Class A	49,224	4,560,604
Acxiom Corp. (a)	6,127	106,977
Booz Allen Hamilton Holding Corp.	8,255	227,012
CACI International, Inc. Class A (a)	1,720	151,773
CIBER, Inc. (a)	6,842	24,152
Cognizant Technology Solutions Corp. Class A (a)	47,801	2,798,271
EPAM Systems, Inc. (a)	3,043	196,912
Forrester Research, Inc.	852	29,641
Gartner, Inc. (a)	6,895	572,147
iGATE Corp. (a)	2,901	137,972
International Business Machines Corp.	73,732	12,629,554
Leidos Holdings, Inc.	4,974	207,117
Lionbridge Technologies, Inc. (a)	5,167	28,677
ManTech International Corp. Class A	1,918	56,063
Perficient, Inc. (a)	2,712	55,949
Science Applications International Corp.	3,327	166,683
ServiceSource International, Inc. (a)	5,371	19,174
Teradata Corp. (a)	12,004	528,056
Unisys Corp. (a)	4,015	87,407
Virtusa Corp. (a)	2,279	90,704

		22,674,845

TOTAL IT SERVICES		56,939,463

OFFICE ELECTRONICS – 0.4%
Office Electronics – 0.4%
Xerox Corp.	85,132	979,018
Zebra Technologies Corp. Class A (a)	3,998	368,136

TOTAL OFFICE ELECTRONICS		1,347,154

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 12.6%
Semiconductor Equipment – 1.6%
Advanced Energy Industries, Inc. (a)	2,952	$72,206
Amkor Technology, Inc. (a)	11,636	81,801
Applied Materials, Inc.	95,673	1,893,369
Brooks Automation, Inc.	5,568	59,912
Cabot Microelectronics Corp. (a)	1,890	89,397
Cohu, Inc.	1,917	20,071
Entegris, Inc. (a)	11,114	147,927
FormFactor, Inc. (a)	4,815	38,376
KLA-Tencor Corp.	12,996	764,165
Kulicke & Soffa Industries, Inc. (a)	6,141	92,790
Lam Research Corp.	12,489	943,919
MKS Instruments, Inc.	4,216	146,759
Nanometrics, Inc. (a)	2,057	31,801
PDF Solutions, Inc. (a)	2,265	40,929
Photronics, Inc. (a)	5,269	46,209
Rudolph Technologies, Inc. (a)	2,564	32,896
SunEdison, Inc. (a)	20,312	514,300
Teradyne, Inc.	17,033	310,852
Tessera Technologies, Inc.	3,824	138,085
Ultratech, Inc. (a)	2,214	44,191
Veeco Instruments, Inc. (a)	3,153	93,045
Xcerra Corp. (a)	4,463	43,871

		5,646,871

Semiconductors – 11.0%
Advanced Micro Devices, Inc. (a)	51,905	117,305
Altera Corp.	23,921	997,027
Ambarella, Inc. (a)	1,783	130,426
Analog Devices, Inc.	24,679	1,526,149
Applied Micro Circuits Corp. (a)	6,890	36,999
Atmel Corp.	33,015	250,254
Avago Technologies Ltd.	19,853	2,320,419
Broadcom Corp. Class A	42,555	1,881,144
Cavium, Inc. (a)	4,290	277,949
Ceva, Inc. (a)	1,704	35,273
Cirrus Logic, Inc. (a)	4,924	166,333
Cree, Inc. (a)	9,354	296,335
Cypress Semiconductor Corp. (a)	25,216	335,877
Diodes, Inc. (a)	3,119	83,340
Exar Corp. (a)	3,378	33,341
Fairchild Semiconductor International, Inc. (a)	9,340	169,661
First Solar, Inc. (a)	5,913	352,829
Freescale Semiconductor Ltd. (a)	8,382	327,652
Inphi Corp. (a)	2,253	48,327
Integrated Device Technology, Inc. (a)	11,022	200,490
Integrated Silicon Solution, Inc.	2,367	43,908
Intel Corp.	379,178	12,342,244
Intersil Corp. Class A	10,425	139,174
IXYS Corp.	1,917	21,681
Lattice Semiconductor Corp. (a)	9,790	58,055
Linear Technology Corp.	18,744	864,661

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
M/A-COM Technology Solutions Holdings, Inc. (a)	1,661	$50,611
Magnachip Semiconductor Corp. (a)	2,708	14,840
Marvell Technology Group Ltd.	30,335	424,993
Maxim Integrated Products, Inc.	22,306	732,306
MaxLinear, Inc. Class A (a)	2,322	19,807
Mellanox Technologies Ltd. (a)	3,032	140,958
Micrel, Inc.	3,834	52,142
Microchip Technology, Inc.	15,792	752,568
Micron Technology, Inc. (a)	84,265	2,370,374
Microsemi Corp. (a)	7,564	252,335
Monolithic Power Systems, Inc.	2,943	152,536
NVE Corp.	397	26,940
NVIDIA Corp.	42,696	947,638
OmniVision Technologies, Inc. (a)	4,621	128,903
ON Semiconductor Corp. (a)	34,226	394,283
PMC – Sierra, Inc. (a)	15,721	132,528
Power Integrations, Inc.	2,378	117,687
Qorvo, Inc. (a)	11,548	761,129
Rambus, Inc. (a)	8,782	121,543
Semtech Corp. (a)	5,320	123,903
Silicon Laboratories, Inc. (a)	3,195	165,086
Skyworks Solutions, Inc.	14,970	1,380,982
SunEdison Semiconductor Ltd. (a)	1,972	44,035
SunPower Corp. (a)	3,717	119,650
Synaptics, Inc. (a)	2,900	245,688
Texas Instruments, Inc.	82,860	4,491,840
Xilinx, Inc.	20,754	899,893

		38,122,051

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		43,768,922

SOFTWARE – 20.9%
Application Software – 6.0%
ACI Worldwide, Inc. (a)	8,971	206,602
Adobe Systems, Inc. (a)	37,190	2,828,671
Advent Software, Inc.	3,500	151,935
ANSYS, Inc. (a)	7,210	618,906
Aspen Technology, Inc. (a)	7,189	319,120
Autodesk, Inc. (a)	17,853	1,014,586
Blackbaud, Inc.	3,671	185,496
Bottomline Technologies de, Inc. (a)	3,183	85,177
BroadSoft, Inc. (a)	2,305	72,930
Cadence Design Systems, Inc. (a)	23,024	429,398
Callidus Software, Inc. (a)	4,309	53,216
CDK Global, Inc.	12,662	606,763
Citrix Systems, Inc. (a)	12,631	848,298
Comverse, Inc. (a)	1,817	44,516
Ebix, Inc.	2,349	64,104
Ellie Mae, Inc. (a)	2,205	121,275
Epiq Systems, Inc.	2,661	47,658

	Shares	Value
ePlus, Inc. (a)	461	$38,245
FactSet Research Systems, Inc.	3,121	491,214
Fair Isaac Corp.	2,510	222,035
Glu Mobile, Inc. (a)	8,051	54,425
Guidewire Software, Inc. (a)	5,498	274,625
Informatica Corp. (a)	8,532	410,133
Interactive Intelligence Group, Inc. (a)	1,361	59,857
Intuit, Inc.	21,296	2,136,628
Jive Software, Inc. (a)	3,344	17,991
Manhattan Associates, Inc. (a)	5,908	310,524
Mentor Graphics Corp.	7,719	184,716
MicroStrategy, Inc. Class A (a)	726	132,219
MobileIron, Inc. (a)	2,493	15,008
Monotype Imaging Holdings, Inc.	3,143	101,865
Net 1 UEPS Technologies, Inc. (a)	3,374	46,123
Netscout Systems, Inc. (a)	3,160	129,876
Nuance Communications, Inc. (a)	20,268	310,708
Pegasystems, Inc.	2,768	59,623
PROS Holdings, Inc. (a)	1,921	42,704
PTC, Inc. (a)	9,122	349,737
Qlik Technologies, Inc. (a)	7,179	249,757
RealPage, Inc. (a)	4,531	89,895
Salesforce.com, Inc. (a)	47,048	3,426,035
Seachange International, Inc. (a)	2,508	16,829
Silver Spring Networks, Inc. (a)	1,661	16,145
SolarWinds, Inc. (a)	5,398	263,314
Solera Holdings, Inc.	5,381	261,086
Splunk, Inc. (a)	8,953	593,987
SS&C Technologies Holdings, Inc.	5,594	336,591
Synchronoss Technologies, Inc. (a)	2,705	124,105
Synopsys, Inc. (a)	12,264	574,936
Tangoe, Inc. (a)	2,742	37,511
Telenav, Inc. (a)	2,496	20,867
The Ultimate Software Group, Inc. (a)	2,130	354,049
TiVo, Inc. (a)	8,071	89,184
Tyler Technologies, Inc. (a)	2,467	300,851
Verint Systems, Inc. (a)	4,807	295,294
VirnetX Holding Corp. (a)	3,342	21,589
Workday, Inc. Class A (a)	7,760	707,790
Zendesk, Inc. (a)	3,667	84,561

		20,951,283

Home Entertainment Software – 0.8%
Activision Blizzard, Inc.	39,571	902,812
Electronic Arts, Inc. (a)	24,432	1,419,255
Take-Two Interactive Software, Inc. (a)	6,682	158,364
Zynga, Inc. Class A (a)	54,296	133,025

		2,613,456

Systems Software – 14.1%
CA, Inc.	26,281	834,947
CommVault Systems, Inc. (a)	3,462	158,386
FireEye, Inc. (a)	6,510	268,863
Fleetmatics Group PLC (a)	3,017	137,515

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
Fortinet, Inc. (a)	11,032	$416,348
Gigamon, Inc. (a)	1,052	30,960
Imperva, Inc. (a)	2,154	98,265
Infoblox, Inc. (a)	4,168	98,198
Microsoft Corp.	614,067	29,868,219
NetSuite, Inc. (a)	2,747	262,531
Oracle Corp.	278,016	12,127,058
Progress Software Corp. (a)	3,593	94,855
Proofpoint, Inc. (a)	2,399	129,498
Qualys, Inc. (a)	1,458	72,200
Rally Software Development Corp. (a)	1,599	23,122
Red Hat, Inc. (a)	14,737	1,109,107
Rovi Corp. (a)	7,537	139,510
ServiceNow, Inc. (a)	10,481	784,608
Symantec Corp.	54,197	1,350,860
Tableau Software, Inc. Class A (a)	3,344	327,177
Varonis Systems, Inc. (a)	646	18,572
VASCO Data Security International, Inc. (a)	2,483	63,118
VMware, Inc. Class A (a)	6,686	589,037

		49,002,954

TOTAL SOFTWARE		72,567,693

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 21.1%
Computer Hardware – 18.2%
3D Systems Corp. (a)	8,293	208,071
Apple, Inc.	459,896	57,555,984
Cray, Inc. (a)	3,139	88,175
Diebold, Inc.	4,827	167,835
Hewlett-Packard Co.	146,388	4,826,412
NCR Corp. (a)	13,228	362,976
Silicon Graphics International Corp. (a)	3,013	24,436
Super Micro Computer, Inc. (a)	2,934	84,411

		63,318,300

	Shares	Value
Computer Storage & Peripherals – 2.9%
Electronics For Imaging, Inc. (a)	3,760	$156,905
EMC Corp.	159,643	4,295,993
Immersion Corp. (a)	2,136	23,133
Lexmark International, Inc. Class A	4,619	205,037
NetApp, Inc.	24,474	887,183
QLogic Corp. (a)	7,162	105,281
Quantum Corp. (a)	18,957	38,104
SanDisk Corp.	14,696	983,750
Seagate Technology PLC	25,709	1,509,632
Western Digital Corp.	17,313	1,692,173

		9,897,191

Technology Hardware, Storage & Peripherals – 0.0%
Nimble Storage, Inc. (a)	2,736	66,923
Violin Memory, Inc. (a)	6,878	23,454

		90,377

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		73,305,868

TOTAL COMMON STOCKS (Cost $324,557,413)		346,575,505

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $306,959)	306,959	306,959

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $324,864,372)		346,882,464

NET OTHER ASSETS (LIABILITIES) – 0.0%		82,879

NET ASSETS – 100%		$346,965,343

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$346,575,505	$346,575,505	$—	$—
Money Market Funds	306,959	306,959	—	—

Total Investments in Securities:	$346,882,464	$346,882,464	$—	$—

Quarterly Report	6

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $325,008,430. Net unrealized appreciation aggregated $21,874,034, of which $28,432,963 related to appreciated investment securities and $6,558,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

April 30, 2015

1.9584816.101

T08-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 68.3%
Commodity Chemicals – 7.0%
Axiall Corp.	9,283	$378,746
Cabot Corp.	8,463	361,709
Calgon Carbon Corp.	6,375	141,461
Hawkins, Inc.	1,313	51,798
Koppers Holdings, Inc.	2,813	63,236
Kronos Worldwide, Inc.	3,196	42,986
LyondellBasell Industries N.V. Class A	56,251	5,823,104
Tredegar Corp.	3,092	63,293
Trinseo S.A. (a)	1,685	38,367
Tronox Ltd. Class A	8,510	178,285
Westlake Chemical Corp.	6,166	480,825

		7,623,810

Diversified Chemicals – 18.6%
Eastman Chemical Co.	19,650	1,497,723
EI du Pont de Nemours & Co.	119,744	8,765,261
FMC Corp.	17,641	1,046,288
Huntsman Corp.	27,473	633,252
LSB Industries, Inc. (a)	2,589	109,799
Olin Corp.	10,347	305,547
The Dow Chemical Co.	155,740	7,942,740

		20,300,610

Fertilizers & Agricultural Chemicals – 10.6%
American Vanguard Corp.	3,647	39,789
CF Industries Holdings, Inc.	6,576	1,890,403
Intrepid Potash, Inc. (a)	7,611	95,366
Monsanto Co.	63,966	7,289,565
The Mosaic Co.	42,329	1,862,476
The Scotts Miracle-Gro Co. Class A	6,044	389,898

		11,567,497

Industrial Gases – 8.9%
Air Products & Chemicals, Inc.	28,245	4,051,181
Airgas, Inc.	8,894	900,784
Praxair, Inc.	38,513	4,695,890

		9,647,855

Specialty Chemicals – 23.2%
A Schulman, Inc.	3,878	164,621
Albemarle Corp.	14,896	889,291
Ashland, Inc.	8,726	1,102,617
Balchem Corp.	4,062	212,930
Celanese Corp.	20,332	1,349,232
Chemtura Corp. (a)	9,736	293,346
Cytec Industries, Inc.	9,058	500,817
Ecolab, Inc.	35,696	3,997,238
Ferro Corp. (a)	10,517	141,874
Flotek Industries, Inc. (a)	6,884	98,372
FutureFuel Corp.	3,338	36,284
HB Fuller Co.	6,701	279,901
Innophos Holdings, Inc.	2,907	153,606
Innospec, Inc.	3,280	143,336
International Flavors & Fragrances, Inc.	10,716	1,229,661

	Shares	Value
Kraton Performance Polymers, Inc. (a)	4,401	$99,199
Minerals Technologies, Inc.	4,590	310,881
NewMarket Corp.	1,331	594,824
OM Group, Inc.	4,136	124,245
OMNOVA Solutions, Inc. (a)	6,083	48,603
Platform Specialty Products Corp. (a)	15,642	421,396
PolyOne Corp.	12,039	470,123
PPG Industries, Inc.	18,145	4,020,206
Quaker Chemical Corp.	1,761	146,550
Rayonier Advanced Materials, Inc.	5,796	96,851
RPM International, Inc.	17,678	840,412
Sensient Technologies Corp.	6,373	416,539
Sigma-Aldrich Corp.	15,743	2,187,018
Stepan Co.	2,667	135,830
The Sherwin-Williams Co.	10,789	2,999,342
The Valspar Corp.	10,428	845,711
WR Grace & Co. (a)	9,279	897,465
Zep, Inc.	2,686	53,398

		25,301,719

TOTAL CHEMICALS		74,441,491

CONSTRUCTION MATERIALS – 3.0%
Construction Materials – 3.0%
Eagle Materials, Inc.	6,324	527,358
Headwaters, Inc. (a)	9,761	171,598
Martin Marietta Materials, Inc.	7,572	1,080,146
United States Lime & Minerals, Inc.	327	21,582
Vulcan Materials Co.	17,427	1,490,357

TOTAL CONSTRUCTION MATERIALS		3,291,041

CONTAINERS & PACKAGING – 10.3%
Metal & Glass Containers – 4.0%
Aptargroup, Inc.	8,571	532,002
Ball Corp.	17,207	1,263,166
Berry Plastics Group, Inc. (a)	15,653	535,646
Crown Holdings, Inc. (a)	18,387	997,679
Greif, Inc. Class A	3,431	139,847
Myers Industries, Inc.	3,653	59,069
Owens-Illinois, Inc. (a)	21,830	521,955
Silgan Holdings, Inc.	5,854	315,355

		4,364,719

Paper Packaging – 6.3%
Avery Dennison Corp.	12,059	670,360
Bemis Co., Inc.	13,217	594,765
Graphic Packaging Holding Co.	43,297	610,488
MeadWestvaco Corp.	22,058	1,076,430
Packaging Corp. of America	13,024	901,131
Rock Tenn Co. Class A	18,526	1,166,768
Sealed Air Corp.	26,539	1,210,178
Sonoco Products Co.	13,405	599,069

		6,829,189

TOTAL CONTAINERS & PACKAGING		11,193,908

Quarterly Report	2

Common Stocks – continued
	Shares	Value
METALS & MINING – 13.7%
Aluminum – 2.2%
Alcoa, Inc.	155,891	$2,092,057
Century Aluminum Co. (a)	7,232	93,220
Kaiser Aluminum Corp.	2,364	189,995

		2,375,272

Diversified Metals & Mining – 3.8%
Compass Minerals International, Inc.	4,442	392,362
Freeport-McMoRan, Inc.	137,394	3,197,158
Globe Specialty Metals, Inc.	7,842	156,213
Horsehead Holding Corp. (a)	7,506	112,215
Materion Corp.	2,575	102,974
Molycorp, Inc. (a)	26,079	24,066
RTI International Metals, Inc. (a)	3,862	145,404

		4,130,392

Gold – 2.1%
Gold Resource Corp.	6,495	21,888
Newmont Mining Corp.	65,982	1,747,863
Royal Gold, Inc.	8,631	556,959

		2,326,710

Precious Metals & Minerals – 0.4%
Coeur Mining, Inc. (a)	18,389	95,991
Hecla Mining Co.	49,191	148,557
McEwen Mining, Inc. (a)	31,519	31,519
Stillwater Mining Co. (a)	16,040	215,417

		491,484

Steel – 5.2%
AK Steel Holding Corp. (a)	23,808	120,945
Allegheny Technologies, Inc.	14,366	488,300
Carpenter Technology Corp.	6,229	269,404
Cliffs Natural Resources, Inc.	13,122	77,945
Commercial Metals Co.	14,978	248,635
Haynes International, Inc.	1,688	75,065
Nucor Corp.	42,181	2,060,964
Reliance Steel & Aluminum Co.	10,341	669,269
Ryerson Holding Corp. (a)	1,335	7,396
Schnitzer Steel Industries, Inc. Class A	3,488	60,761
Steel Dynamics, Inc.	31,839	704,597
SunCoke Energy, Inc.	8,865	155,403
TimkenSteel Corp.	3,631	105,989
United States Steel Corp.	19,244	462,241
Worthington Industries, Inc.	5,570	150,557

		5,657,471

TOTAL METALS & MINING		14,981,329

	Shares	Value
PAPER & FOREST PRODUCTS – 4.5%
Forest Products – 0.5%
Boise Cascade Co. (a)	4,478	$155,387
Deltic Timber Corp.	1,516	97,024
Louisiana-Pacific Corp. (a)	18,940	288,645

		541,056

Paper Products – 4.0%
Clearwater Paper Corp. (a)	2,612	167,090
Domtar Corp.	8,530	368,666
International Paper Co.	53,201	2,857,958
KapStone Paper and Packaging Corp.	11,421	319,217
Neenah Paper, Inc.	2,208	133,518
PH Glatfelter Co.	5,698	141,310
Resolute Forest Products, Inc. (a)	8,869	136,760
Schweitzer-Mauduit International, Inc.	4,072	180,023
Wausau Paper Corp.	5,818	54,224

		4,358,766

TOTAL PAPER & FOREST PRODUCTS		4,899,822

TOTAL COMMON STOCKS (Cost $112,251,051)		108,807,591

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $190,275)	190,275	190,275

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $112,441,326)		108,997,866

NET OTHER ASSETS (LIABILITIES) – 0.0%		44,976

NET ASSETS – 100%		$109,042,842

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

3	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$108,807,591	$108,807,591	$—	$—
Money Market Funds	190,275	190,275	—	—

Total Investments in Securities:	$108,997,866	$108,997,866	$—	$—

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $112,561,969. Net unrealized depreciation aggregated $3,564,103, of which $2,235,119 related to appreciated investment securities and $5,799,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Real Estate Index ETF

April 30, 2015

1.9862676.100

T16-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.3%
Diversified REIT’s – 7.7%
American Realty Capital Properties, Inc.	25,737	$232,405
Cousins Properties, Inc.	5,773	56,229
Duke Realty Corp.	9,788	193,900
Empire State Realty Trust, Inc. Class A	2,819	50,742
First Potomac Realty Trust	1,621	17,377
Investors Real Estate Trust	3,346	23,991
Lexington Realty Trust	6,141	56,927
Liberty Property Trust	4,275	148,941
NorthStar Realty Finance Corp.	9,344	175,293
One Liberty Properties, Inc.	464	10,431
PS Business Parks, Inc.	630	48,101
RAIT Financial Trust	2,140	13,867
Select Income REIT	1,298	30,101
Spirit Realty Capital, Inc.	12,322	139,115
Vornado Realty Trust	4,778	494,475
Washington Real Estate Investment Trust	1,996	49,341
Winthrop Realty Trust	1,008	16,592
WP Carey, Inc.	2,660	168,857

		1,926,685

Health Care REIT’s – 0.7%
CareTrust REIT, Inc.	769	9,605
Healthcare Trust of America, Inc. Class A	3,623	93,799
New Senior Investment Group, Inc.	1,923	31,076
Physicians Realty Trust	1,803	29,930

		164,410

Hotel & Resort REIT’s – 0.1%
Chatham Lodging Trust	1,080	29,851

Industrial REIT’s – 3.3%
DCT Industrial Trust, Inc.	2,538	83,855
EastGroup Properties, Inc.	967	55,312
First Industrial Realty Trust, Inc.	3,183	62,801
Monmouth Real Estate Investment Corp. Class A	1,608	16,611
Prologis, Inc.	14,133	568,147
STAG Industrial, Inc.	1,791	38,918

		825,644

Mortgage REIT’s – 6.8%
AG Mortgage Investment Trust, Inc.	989	19,009
Altisource Residential Corp.	1,630	31,214
American Capital Agency Corp.	10,206	210,601
American Capital Mortgage Investment Corp.	1,552	27,222
Annaly Capital Management, Inc.	27,240	274,307
Anworth Mortgage Asset Corp.	3,943	20,030
Apollo Commercial Real Estate Finance, Inc.	1,685	28,797
Apollo Residential Mortgage, Inc.	1,018	16,145
ARMOUR Residential REIT, Inc.	10,137	30,411
Blackstone Mortgage Trust, Inc. Class A	2,207	67,821
Capstead Mortgage Corp.	2,830	32,969
Chimera Investment Corp.	6,010	91,292

	Shares	Value
Colony Financial, Inc.	3,225	$83,560
CYS Investments, Inc.	5,154	45,974
Dynex Capital, Inc.	1,987	15,896
Hatteras Financial Corp.	3,014	54,433
Invesco Mortgage Capital, Inc.	3,682	56,703
iStar Financial, Inc. (a)	2,150	29,111
MFA Financial, Inc.	11,102	86,263
New Residential Investment Corp.	5,383	91,726
New York Mortgage Trust, Inc.	3,104	24,242
Newcastle Investment Corp.	1,779	9,482
Redwood Trust, Inc.	2,549	43,817
Resource Capital Corp.	3,536	15,594
Starwood Property Trust, Inc.	6,633	159,258
Two Harbors Investment Corp.	10,852	113,946
Western Asset Mortgage Capital Corp.	1,116	16,305

		1,696,128

Office REIT’s – 10.4%
Alexandria Real Estate Equities, Inc.	2,067	190,949
BioMed Realty Trust, Inc.	5,695	118,171
Boston Properties, Inc.	4,325	572,241
Brandywine Realty Trust	5,314	77,478
CoreSite Realty Corp.	744	35,772
Corporate Office Properties Trust	2,799	73,866
CyrusOne, Inc.	1,377	44,725
Digital Realty Trust, Inc.	3,870	245,397
Douglas Emmett, Inc.	3,966	113,031
DuPont Fabros Technology, Inc.	1,928	60,057
Equity Commonwealth (a)	3,343	84,277
Franklin Street Properties Corp.	2,509	29,631
Gramercy Property Trust, Inc.	1,537	42,022
Highwoods Properties, Inc.	2,682	115,433
Hudson Pacific Properties, Inc.	2,157	65,055
Kilroy Realty Corp.	2,415	171,441
Mack-Cali Realty Corp.	2,590	46,491
New York REIT, Inc.	4,825	47,671
Parkway Properties, Inc.	2,330	37,909
Piedmont Office Realty Trust, Inc. Class A	4,534	79,254
QTS Realty Trust, Inc. Class A	609	22,088
SL Green Realty Corp.	2,742	335,511

		2,608,470

Residential REIT’s – 12.9%
American Campus Communities, Inc.	3,067	123,109
American Homes 4 Rent Class A	4,604	77,762
American Residential Properties, Inc. (a)	928	17,409
Apartment Investment & Management Co. Class A	4,395	165,823
Associated Estates Realty Corp.	1,626	46,341
AvalonBay Communities, Inc.	3,734	613,646
Camden Property Trust	2,464	184,997
Campus Crest Communities, Inc.	1,955	12,375
Equity Lifestyle Properties, Inc.	2,296	121,275
Equity Residential	9,727	718,436
Essex Property Trust, Inc.	1,812	402,173

Quarterly Report	2

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – continued
Home Properties, Inc.	1,678	$123,434
Mid-America Apartment Communities, Inc.	2,160	161,158
Post Properties, Inc.	1,590	90,900
Silver Bay Realty Trust Corp.	1,012	15,656
Starwood Waypoint Residential Trust	1,106	28,469
Sun Communities, Inc.	1,318	81,795
UDR, Inc.	7,273	238,336

		3,223,094

Retail REIT’s – 19.4%
Acadia Realty Trust	1,986	61,367
Agree Realty Corp.	524	16,129
Alexander’s, Inc.	69	29,754
Brixmor Property Group, Inc.	5,136	120,439
CBL & Associates Properties, Inc.	4,977	89,636
Cedar Realty Trust, Inc.	2,037	14,239
DDR Corp.	8,861	151,080
Equity One, Inc.	2,051	50,516
Excel Trust, Inc.	1,767	28,007
Federal Realty Investment Trust	1,944	259,854
General Growth Properties, Inc.	14,966	410,068
Getty Realty Corp.	843	14,643
Inland Real Estate Corp.	2,545	26,188
Kimco Realty Corp.	11,683	281,560
Kite Realty Group Trust	2,446	64,085
National Retail Properties, Inc.	3,772	144,845
Pennsylvania Real Estate Investment Trust	2,042	46,170
Ramco-Gershenson Properties Trust	2,356	41,183
Realty Income Corp.	6,312	296,475
Regency Centers Corp.	2,683	168,439
Retail Opportunity Investments Corp.	2,792	46,850
Retail Properties of America, Inc. Class A	6,753	102,038
Rouse Properties, Inc.	924	16,142
Saul Centers, Inc.	340	17,109
Simon Property Group, Inc.	8,751	1,588,219
Tanger Factory Outlet Centers	2,825	94,863
Taubman Centers, Inc.	1,316	94,765
The Macerich Co.	3,997	326,795
Urban Edge Properties	2,474	55,987
Urstadt Biddle Properties, Inc. Class A	543	11,267
Weingarten Realty Investors	3,358	110,008
WP GLIMCHER, Inc.	5,311	79,665

		4,858,385

Specialized REIT’s – 34.0%
American Tower Corp.	11,838	1,119,046
Ashford Hospitality Prime, Inc.	726	11,369
Ashford Hospitality Trust, Inc.	2,754	24,951
CatchMark Timber Trust, Inc. Class A	1,069	12,400
Chesapeake Lodging Trust	1,702	54,039
Communications Sales & Leasing, Inc. (a)	3,384	101,791
Corrections Corp. of America	3,347	123,136
Crown Castle International Corp.	9,442	788,690

	Shares	Value
CubeSmart	4,627	$106,745
DiamondRock Hospitality Co.	5,659	76,736
EPR Properties	1,678	96,770
Extra Space Storage, Inc.	3,152	207,811
FelCor Lodging Trust, Inc.	3,761	41,785
Gaming and Leisure Properties, Inc.	2,573	91,856
HCP, Inc.	13,014	524,334
Health Care REIT, Inc.	9,812	706,660
Healthcare Realty Trust, Inc.	2,908	74,445
Hersha Hospitality Trust	5,754	36,998
Hospitality Properties Trust	3,864	116,229
Host Hotels & Resorts, Inc.	21,445	431,902
Iron Mountain, Inc.	4,694	161,896
Lamar Advertising Co. Class A	2,291	132,786
LaSalle Hotel Properties	3,132	114,913
LTC Properties, Inc.	1,093	47,502
Medical Properties Trust, Inc.	5,932	82,929
National Health Investors, Inc.	982	65,519
Omega Healthcare Investors, Inc.	4,686	169,118
Outfront Media, Inc.	3,432	98,567
Pebblebrook Hotel Trust	2,047	87,898
Plum Creek Timber Co., Inc.	5,072	214,039
Potlatch Corp.	1,246	45,990
Public Storage	4,147	779,263
Rayonier, Inc.	3,653	93,480
RLJ Lodging Trust	3,831	113,666
Ryman Hospitality Properties, Inc.	1,320	76,085
Sabra Health Care REIT, Inc.	1,622	48,465
Senior Housing Properties Trust	6,538	133,833
Sovran Self Storage, Inc.	996	86,991
Strategic Hotels & Resorts, Inc. (a)	7,235	84,650
Summit Hotel Properties, Inc.	2,536	33,399
Sunstone Hotel Investors, Inc.	5,941	92,561
The Geo Group, Inc.	2,103	82,017
Universal Health Realty Income Trust	68	3,377
Ventas, Inc.	6,761	465,833
Weyerhaeuser Co.	14,850	467,924

		8,530,394

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		23,863,061

REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.6%
Diversified Real Estate Activities – 0.3%
Alexander & Baldwin, Inc.	1,381	55,903
Tejon Ranch Co. (a)	458	11,312

		67,215

Real Estate Development – 0.7%
Forestar Group, Inc. (a)	951	14,037
The Howard Hughes Corp. (a)	1,034	153,518

		167,555

Real Estate Operating Companies – 0.4%
Forest City Enterprises, Inc. Class A (a)	4,535	107,751

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – 3.2%
Altisource Portfolio Solutions S.A. (a)	379	$9,191
CBRE Group, Inc. Class A (a)	8,464	324,510
Jones Lang LaSalle, Inc.	1,273	211,394
Kennedy-Wilson Holdings, Inc.	2,201	54,541
Marcus & Millichap, Inc. (a)	428	15,143
Realogy Holdings Corp. (a)	4,174	197,889

		812,668

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,155,189

TOTAL COMMON STOCKS (Cost $26,637,286)		25,018,250

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $38,043)	38,043	$38,043

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $26,675,329)		25,056,293

NET OTHER ASSETS (LIABILITIES) – (0.0)%		(2,462)

NET ASSETS – 100%		$25,053,831

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$25,018,250	$25,018,250	$—	$—
Money Market Funds	38,043	38,043	—	—

Total Investments in Securities:	$25,056,293	$25,056,293	$—	$—

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $26,715,036. Net unrealized depreciation aggregated $1,658,743, of which $169,977 related to appreciated investment securities and $1,828,720 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Telecommunication Services Index ETF

April 30, 2015

1.9584818.101

T09-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 80.2%
Alternative Carriers – 17.1%
8x8, Inc. (a)	192,440	$1,680,001
Cogent Communications Holdings, Inc.	43,305	1,515,242
inContact, Inc. (a)	134,895	1,396,163
Inteliquent, Inc.	86,062	1,636,039
Iridium Communications, Inc. (a)	161,558	1,643,045
Level 3 Communications, Inc. (a)	79,709	4,458,921
Lumos Networks Corp.	77,973	1,102,538
Premiere Global Services, Inc. (a)	115,448	1,178,724
Vonage Holdings Corp. (a)	352,755	1,633,256

		16,243,929

Integrated Telecommunication Services – 63.1%
AT&T, Inc.	633,947	21,959,924
Atlantic Tele-Network, Inc.	23,718	1,565,862
CenturyLink, Inc.	117,203	4,214,620
Cincinnati Bell, Inc. (a)	377,632	1,295,278
Consolidated Communications Holdings, Inc.	68,690	1,447,298
FairPoint Communications, Inc. (a)	80,841	1,594,184
Frontier Communications Corp.	377,364	2,588,717
General Communication, Inc. Class A (a)	103,253	1,637,593
IDT Corp. Class B	68,090	1,159,573
Verizon Communications, Inc.	440,006	22,193,903
Windstream Holding, Inc.	41,514	484,881

		60,141,833

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		76,385,762

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 19.8%
Wireless Telecommunication Services – 19.8%
Boingo Wireless, Inc. (a)	190,557	$1,574,001
Contra Leap Wireless (a)	18,242	45,970
RingCentral, Inc. Class A (a)	99,400	1,712,662
SBA Communications Corp. Class A (a)	35,967	4,165,698
Shenandoah Telecommunications Co.	52,760	1,818,110
Spok Holdings, Inc.	81,463	1,533,541
Sprint Corp. (a)	393,349	2,017,880
T-Mobile US, Inc. (a)	89,210	3,036,708
Telephone & Data Systems, Inc.	65,935	1,761,124
United States Cellular Corp. (a)	32,779	1,210,528

TOTAL WIRELESS TELECOMMUNICATION SERVICES		18,876,222

TOTAL COMMON STOCKS (Cost $91,767,445)		95,261,984

Money Market Funds – 0.3%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $292,222)	292,222	292,222

TOTAL INVESTMENT PORTFOLIO – 100.3% (Cost $92,059,667)		95,554,206

NET OTHER ASSETS (LIABILITIES) – (0.3%)		(251,508)

NET ASSETS – 100%		$95,302,698

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$95,261,984	$95,216,014	$—	$45,970
Money Market Funds	292,222	292,222	—	—

Total Investments in Securities:	$95,554,206	$95,508,236	$—	$45,970

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $92,323,487. Net unrealized appreciation aggregated $3,230,719, of which $5,266,818 related to appreciated investment securities and $2,036,099 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee

Quarterly Report	2

(the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

April 30, 2015

1.95484800.101

T11-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 51.9%
Electric Utilities – 51.9%
ALLETE, Inc.	6,665	$335,250
American Electric Power Co., Inc.	77,290	4,395,482
Cleco Corp.	9,524	517,629
Duke Energy Corp.	111,751	8,668,525
Edison International	48,894	2,979,600
El Paso Electric Co.	6,352	236,358
Empire District Electric Co.	6,864	161,785
Entergy Corp.	28,528	2,201,791
Eversource Energy	50,063	2,441,072
Exelon Corp.	135,812	4,620,324
FirstEnergy Corp.	66,503	2,388,123
Great Plains Energy, Inc.	24,378	638,216
Hawaiian Electric Industries, Inc.	16,179	506,403
IDACORP, Inc.	7,915	477,512
ITC Holdings Corp.	24,586	885,096
MGE Energy, Inc.	5,458	226,398
NextEra Energy, Inc.	68,960	6,960,133
NRG Yield, Inc. Class A	5,480	269,616
OGE Energy Corp.	31,517	1,029,976
Otter Tail Corp.	5,259	157,297
Pepco Holdings, Inc.	39,783	1,033,562
Pinnacle West Capital Corp.	17,440	1,067,328
PNM Resources, Inc.	13,012	361,473
Portland General Electric Co.	12,377	435,175
PPL Corp.	105,101	3,576,587
The Southern Co.	142,163	6,297,821
UIL Holdings Corp.	8,950	446,426
Unitil Corp.	2,062	70,520
Westar Energy, Inc.	20,674	778,376
Xcel Energy, Inc.	79,881	2,708,765

TOTAL ELECTRIC UTILITIES		56,872,619

GAS UTILITIES – 6.5%
Gas Utilities – 6.5%
AGL Resources, Inc.	18,894	949,801
Atmos Energy Corp.	15,877	857,358
Chesapeake Utilities Corp.	2,286	109,225
National Fuel Gas Co.	11,305	728,607
New Jersey Resources Corp.	13,329	406,668
Northwest Natural Gas Co.	4,340	202,678
ONE Gas, Inc.	8,203	344,280
Piedmont Natural Gas Co., Inc.	12,398	464,181
Questar Corp.	27,722	649,804
South Jersey Industries, Inc.	5,332	281,263
Southwest Gas Corp.	7,362	404,910
The Laclede Group, Inc.	6,842	355,305
UGI Corp.	27,266	949,129
WGL Holdings, Inc.	7,868	432,819

TOTAL GAS UTILITIES		7,136,028

	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.5%
Independent Power Producers & Energy Traders – 4.2%
AES Corp.	107,082	$1,418,836
Calpine Corp. (a)	52,350	1,141,754
Dynegy, Inc. (a)	13,593	452,239
NRG Energy, Inc.	53,418	1,348,270
Ormat Technologies, Inc.	5,771	211,161

		4,572,260

Renewable Electricity – 0.3%
NextEra Energy Partners LP	2,969	125,797
TerraForm Power, Inc. Class A (a)	6,887	272,243

		398,040

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		4,970,300

MULTI-UTILITIES – 34.0%
Multi-Utilities – 34.0%
Alliant Energy Corp.	17,517	1,059,253
Ameren Corp.	38,354	1,570,213
Avista Corp.	9,857	321,535
Black Hills Corp.	7,069	348,431
CenterPoint Energy, Inc.	64,509	1,352,754
CMS Energy Corp.	43,660	1,481,384
Consolidated Edison, Inc.	46,265	2,847,611
Dominion Resources, Inc.	92,254	6,612,766
DTE Energy Co.	27,956	2,226,136
Integrys Energy Group, Inc.	12,623	922,741
MDU Resources Group, Inc.	29,136	649,441
NiSource, Inc.	49,896	2,166,484
NorthWestern Corp.	7,275	378,955
PG&E Corp.	75,053	3,971,805
Public Service Enterprise Group, Inc.	79,941	3,320,749
SCANA Corp.	21,410	1,134,302
Sempra Energy	36,952	3,923,194
TECO Energy, Inc.	37,120	703,424
Vectren Corp.	13,069	564,189
Wisconsin Energy Corp.	35,648	1,751,030

TOTAL MULTI-UTILITIES		37,306,397

WATER UTILITIES – 2.9%
Water Utilities – 2.9%
American States Water Co.	6,014	230,877
American Water Works Co., Inc.	28,316	1,543,788
Aqua America, Inc.	27,935	749,217
California Water Service Group	7,582	180,982
Connecticut Water Service, Inc.	1,673	60,228
Middlesex Water Co.	2,505	57,039
Pattern Energy Group Inc.	8,207	237,839
SJW Corp.	2,426	70,961

TOTAL WATER UTILITIES		3,130,931

TOTAL COMMON STOCKS (Cost $120,780,049)		109,416,275

Quarterly Report	2

Money Market Funds – 0.2%
	Shares	Value

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $206,871)	206,871	$206,871

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $120,986,920)		109,623,146

NET OTHER ASSETS (LIABILITIES) – 0.0%		37,120

NET ASSETS – 100%		$109,660,266

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$109,416,275	$109,416,275	$—	$—
Money Market Funds	206,871	206,871	—	—

Total Investments in Securities:	$109,623,146	$109,623,146	$—	$—

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $121,011,000. Net unrealized depreciation aggregated $11,387,854, of which $142,341 related to appreciated investment securities and $11,530,195 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 26, 2015

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2015